GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 33.4%
Automobiles & Components(a) – 0.1%
General Motors Co.
$50,000	5.400%		10/02/2023	$ 54,542
25,000	4.000		04/01/2025	27,199

				81,741

Banks – 8.2%
Ally Financial, Inc.(a)
25,000	1.450		10/02/2023	25,383
American Express Co.(a)
20,000	2.500		07/30/2024	21,019
25,000	3.625		12/05/2024	27,110
Avolon Holdings Funding Ltd.(a)(b)
25,000	3.950		07/01/2024	26,531
100,000	2.875		02/15/2025	102,870
25,000	4.250		04/15/2026	26,926
Banco Santander SA
200,000	2.746		05/28/2025	209,701
Bank of America Corp.
75,000	4.125		01/22/2024	81,078
65,000	4.200		08/26/2024	71,094
45,000	3.248	(a)	10/21/2027	48,573
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(c)	01/20/2028	82,818
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(c)	07/21/2028	27,404
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(c)	12/20/2028	92,198
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(c)	07/23/2029	56,695
	(3 Mo. LIBOR + 1.19%),
50,000	2.884	(a)(c)	10/22/2030	52,197
	(SOFR + 2.15%),
175,000	2.592	(a)(c)	04/29/2031	178,507
	(SOFR + 1.53%),
50,000	1.898	(a)(c)	07/23/2031	48,124
	(SOFR + 1.22%),
110,000	2.299	(a)(c)	07/21/2032	108,440
	(US Treasury Yield Curve Rate T- Note Constant Maturity 5 Yr. + 1.20%),
100,000	2.482	(a)(c)	09/21/2036	97,942
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	27,853
Barclays plc(a)(c)
	(SOFR + 2.71%),
200,000	2.852		05/07/2026	209,894
BNP Paribas SA(b)
200,000	3.375		01/09/2025	213,264
	(SOFR + 1.00%),
200,000	1.323	(a)(c)	01/13/2027	196,823
Capital One Financial Corp.
25,000	3.500		06/15/2023	26,273
45,000	3.300	(a)	10/30/2024	48,268
Citigroup, Inc.
220,000	3.400		05/01/2026	239,487
150,000	4.450		09/29/2027	170,596
25,000	4.125		07/25/2028	27,921
	(SOFR + 1.42%),
75,000	2.976	(a)(c)	11/05/2030	78,886
Credit Suisse AG
250,000	1.250		08/07/2026	246,518
Credit Suisse Group AG
250,000	4.550		04/17/2026	280,928

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Deutsche Bank AG(a)(c)
	(SOFR + 2.16%),
$150,000	2.222%		09/18/2024	$ 153,719
Discover Financial Services(a)
75,000	3.750		03/04/2025	80,922
Fifth Third Bancorp(a)
30,000	2.375		01/28/2025	31,175
Gazprom PJSC
240,000	4.950		03/23/2027	265,845
GE Capital International Funding Co. Unlimited Co.(a)
200,000	3.373		11/15/2025	216,765
General Motors Financial Co., Inc.(a)
25,000	4.300		07/13/2025	27,393
125,000	1.500		06/10/2026	124,277
125,000	2.350		01/08/2031	122,510
HSBC Holdings plc(a)(c)
	(SOFR + 1.54%),
200,000	1.645		04/18/2026	201,181
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	54,822
ING Groep NV(a)(b)(c)
	(US Treasury Yield Curve Rate T- Note Constant Maturity 1 Yr. + 1.10%),
200,000	1.400		07/01/2026	200,407
Intercontinental Exchange, Inc.(a)
50,000	3.000		06/15/2050	49,337
JPMorgan Chase & Co.(a)
	(3 Mo. LIBOR + 0.73%),
25,000	3.559	(c)	04/23/2024	26,166
	(3 Mo. LIBOR + 0.89%),
25,000	3.797	(c)	07/23/2024	26,429
	(3 Mo. LIBOR + 1.00%),
50,000	4.023	(c)	12/05/2024	53,582
	(SOFR + 1.16%),
125,000	2.301	(c)	10/15/2025	129,613
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(c)	01/29/2027	110,392
15,000	3.625		12/01/2027	16,382
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(c)	02/01/2028	82,700
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(c)	01/23/2029	48,982
	(SOFR + 3.79%),
25,000	4.493	(c)	03/24/2031	29,182
	(SOFR + 2.04%),
25,000	2.522	(c)	04/22/2031	25,486
	(SOFR + 2.52%),
25,000	2.956	(c)	05/13/2031	26,033
JPMorgan Chase & Co. Series HH(a)(c)
	(SOFR + 3.13%),
100,000	4.600		02/01/2025	102,297
JPMorgan Chase & Co. Series Z(a)(c)
	(3 Mo. LIBOR + 3.80%),
85,000	3.926		11/01/2021	85,194
Macquarie Bank Ltd.(a)(b)(c)
	(US Treasury Yield Curve Rate T- Note Constant Maturity 5 Yr. + 1.70%),
200,000	3.052		03/03/2036	198,003
Macquarie Group Ltd.(a)(b)(c)
	(SOFR + 1.07%),
50,000	1.340		01/12/2027	49,579

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
$50,000	1.525	%(a)(c)	10/24/2023	$ 50,636
	(3 Mo. LIBOR + 0.85%),
25,000	3.737	(a)(c)	04/24/2024	26,235
225,000	3.700	(a)	10/23/2024	244,072
	(SOFR + 1.15%),
75,000	2.720	(a)(c)	07/22/2025	78,558
25,000	3.625	(a)	01/20/2027	27,555
50,000	3.950		04/23/2027	55,609
	(3 Mo. LIBOR + 1.63%),
25,000	4.431	(a)(c)	01/23/2030	28,845
	(SOFR + 1.14%),
300,000	2.699	(a)(c)	01/22/2031	310,158
	(SOFR + 3.12%),
50,000	3.622	(a)(c)	04/01/2031	55,114
	(SOFR + 1.03%),
75,000	1.794	(a)(c)	02/13/2032	71,398
	(SOFR + 1.36%),
150,000	2.484	(a)(c)	09/16/2036	146,719
Morgan Stanley Series F(a)
25,000	3.875		04/29/2024	26,973
Natwest Group plc
200,000	3.875		09/12/2023	212,131
Nuveen LLC(a)(b)
25,000	4.000		11/01/2028	28,401
Raymond James Financial, Inc.(a)
25,000	4.650		04/01/2030	29,643
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	202,200
Wells Fargo & Co.
25,000	3.750	(a)	01/24/2024	26,719
175,000	3.000		10/23/2026	187,460
50,000	4.300		07/22/2027	56,745
	(SOFR + 4.50%),
25,000	5.013	(a)(c)	04/04/2051	33,655
Westpac Banking Corp.(a)(c)
	(5 Yr. Swap Rate + 2.24%),
25,000	4.322		11/23/2031	27,581
	(US Treasury Yield Curve Rate T- Note Constant Maturity 5 Yr. + 2.00%),
25,000	4.110		07/24/2034	27,156

				7,643,257

Capital Goods(a) – 2.0%
Air Lease Corp.
75,000	2.300		02/01/2025	76,968
75,000	3.375		07/01/2025	79,644
75,000	2.875		01/15/2026	78,249
75,000	3.750		06/01/2026	81,199
Aviation Capital Group LLC(b)
50,000	1.950		01/30/2026	49,844
Boeing Co. (The)
50,000	3.450		11/01/2028	53,051
25,000	5.150		05/01/2030	29,352
25,000	3.250		02/01/2035	25,072
100,000	5.805		05/01/2050	133,666
Carrier Global Corp.
150,000	2.493		02/15/2027	156,599
75,000	2.722		02/15/2030	77,544

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Capital Goods(a) – (continued)
General Electric Co.
$25,000	3.450%	05/01/2027	$ 27,441
25,000	3.625	05/01/2030	27,788
25,000	4.250	05/01/2040	29,256
Masco Corp.
50,000	1.500	02/15/2028	48,629
Northrop Grumman Corp.
50,000	2.930	01/15/2025	52,956
75,000	3.250	01/15/2028	81,030
25,000	4.750	06/01/2043	31,697
50,000	5.250	05/01/2050	69,700
Otis Worldwide Corp.
25,000	2.293	04/05/2027	25,972
150,000	2.565	02/15/2030	153,967
Raytheon Technologies Corp.
50,000	3.950	08/16/2025	55,076
50,000	4.125	11/16/2028	56,920
25,000	4.050	05/04/2047	29,020
Roper Technologies, Inc.
50,000	4.200	09/15/2028	56,928
Stanley Black & Decker, Inc.
50,000	4.250	11/15/2028	57,900
Weir Group plc (The)(b)
200,000	2.200	05/13/2026	201,274

			1,846,742

Commercial & Professional Services(a) – 0.5%
CoStar Group, Inc.(b)
100,000	2.800	07/15/2030	101,604
IHS Markit Ltd.
75,000	3.625	05/01/2024	79,687
75,000	4.250	05/01/2029	85,688
Republic Services, Inc.
75,000	2.500	08/15/2024	78,562
100,000	1.750	02/15/2032	94,897
Waste Management, Inc.
50,000	1.150	03/15/2028	48,174

			488,612

Consumer Services(a) – 0.5%
Emory University Series 2020
140,000	2.143	09/01/2030	142,857
Expedia Group, Inc.
50,000	3.600	12/15/2023	52,919
25,000	4.625	08/01/2027	28,349
35,000	3.800	02/15/2028	37,982
50,000	2.950	03/15/2031	50,648
Hyatt Hotels Corp.
75,000	1.800	10/01/2024	75,172
McDonald’s Corp.
25,000	4.200	04/01/2050	29,839
Starbucks Corp.
75,000	3.800	08/15/2025	82,236

			500,002

Electric – 2.0%
Alliant Energy Finance LLC(a)(b)
25,000	3.750	06/15/2023	26,216
American Electric Power Co., Inc.(a)
50,000	2.300	03/01/2030	49,806
Arizona Public Service Co.(a)
45,000	2.950	09/15/2027	48,184
Avangrid, Inc.(a)
25,000	3.200	04/15/2025	26,638

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Berkshire Hathaway Energy Co.(a)
$25,000	3.250%	04/15/2028	$ 27,253
50,000	3.700	07/15/2030	56,287
Dominion Energy, Inc.
50,000	3.071	08/15/2024	52,881
Dominion Energy, Inc. Series C(a)
25,000	3.375	04/01/2030	27,095
East Ohio Gas Co. (The)(a)(b)
25,000	1.300	06/15/2025	25,083
25,000	2.000	06/15/2030	24,510
Enel Finance International NV(a)(b)
200,000	1.875	07/12/2028	198,735
Entergy Corp.(a)
45,000	2.950	09/01/2026	47,873
Exelon Corp.(a)
45,000	3.497	06/01/2022	45,788
50,000	4.050	04/15/2030	56,599
25,000	4.700	04/15/2050	31,559
FirstEnergy Corp.(a)
100,000	2.650	03/01/2030	99,377
FirstEnergy Corp. Series B(a)
50,000	2.250	09/01/2030	48,448
Florida Power & Light Co.(a)
68,000	4.125	02/01/2042	81,979
MidAmerican Energy Co.(a)
25,000	3.650	04/15/2029	27,982
NextEra Energy Capital Holdings, Inc.(a)
70,000	1.900	06/15/2028	70,196
NiSource, Inc.(a)
95,000	3.490	05/15/2027	104,084
25,000	3.600	05/01/2030	27,436
NRG Energy, Inc.(a)(b)
75,000	3.750	06/15/2024	79,838
Ohio Power Co. Series P(a)
25,000	2.600	04/01/2030	25,986
Pacific Gas and Electric Co.(a)
25,000	2.100	08/01/2027	24,394
50,000	2.500	02/01/2031	47,562
25,000	3.300	08/01/2040	23,071
25,000	3.500	08/01/2050	22,720
Progress Energy, Inc.(a)
95,000	7.000	10/30/2031	129,751
Southern California Edison Co. Series A(a)
50,000	4.200	03/01/2029	56,219
Southern Co. (The)(a)
60,000	3.250	07/01/2026	64,584
Virginia Electric and Power Co.(a)
75,000	2.450	12/15/2050	67,584
Vistra Operations Co. LLC(a)(b)
125,000	3.550	07/15/2024	131,244

			1,876,962

Energy(a) – 1.7%
BP Capital Markets America, Inc.
50,000	3.224	04/14/2024	53,031
Continental Resources, Inc.
31,000	4.500	04/15/2023	32,122
Devon Energy Corp.
29,000	5.850	12/15/2025	33,558
Enbridge, Inc.
125,000	2.500	08/01/2033	125,464

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Energy(a) – (continued)
Energy Transfer LP
$75,000	4.200%	09/15/2023	$ 79,646
15,000	4.250	04/01/2024	16,043
50,000	2.900	05/15/2025	52,455
25,000	5.250	04/15/2029	29,287
5,000	6.000	06/15/2048	6,337
Lukoil Securities BV
200,000	3.875	05/06/2030	210,000
Marathon Petroleum Corp.
75,000	4.500	05/01/2023	79,267
MPLX LP
75,000	2.650	08/15/2030	75,350
35,000	4.500	04/15/2038	39,141
25,000	5.500	02/15/2049	31,715
Occidental Petroleum Corp.
100,000	2.900	08/15/2024	101,625
Ovintiv Exploration, Inc.
50,000	5.625	07/01/2024	55,413
Phillips 66
50,000	3.700	04/06/2023	52,367
25,000	1.300	02/15/2026	24,864
Plains All American Pipeline LP
15,000	3.650	06/01/2022	15,199
35,000	3.850	10/15/2023	36,811
25,000	3.800	09/15/2030	26,651
Sabine Pass Liquefaction LLC
75,000	5.625	03/01/2025	85,110
75,000	5.000	03/15/2027	86,323
Suncor Energy, Inc.
25,000	2.800	05/15/2023	25,881
50,000	3.100	05/15/2025	53,207
Valero Energy Corp.
50,000	2.700	04/15/2023	51,616
Western Midstream Operating LP
75,000	4.350	02/01/2025	78,750
25,000	5.450	04/01/2044	28,687
20,000	5.300	03/01/2048	23,050

			1,608,970

Food & Beverage(a) – 1.3%
Anheuser-Busch Cos. LLC
35,000	4.700	02/01/2036	42,310
210,000	4.900	02/01/2046	260,793
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750	01/23/2029	206,066
25,000	4.950	01/15/2042	30,900
100,000	4.600	04/15/2048	119,711
25,000	5.550	01/23/2049	33,847
25,000	4.500	06/01/2050	29,912
Constellation Brands, Inc.
50,000	4.400	11/15/2025	55,970
25,000	3.700	12/06/2026	27,617
50,000	3.600	02/15/2028	55,018
25,000	3.150	08/01/2029	26,759
JDE Peet’s NV(b)
150,000	1.375	01/15/2027	148,158
Keurig Dr Pepper, Inc.
26,000	4.057	05/25/2023	27,484
25,000	5.085	05/25/2048	33,096
25,000	3.800	05/01/2050	28,130
Mars, Inc.(b)
25,000	2.700	04/01/2025	26,381
25,000	3.200	04/01/2030	27,173

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Food & Beverage(a) – (continued)
Tyson Foods, Inc.
$50,000	3.900%	09/28/2023	$ 53,213

			1,232,538

Health Care Equipment & Services(a) – 1.4%
Adventist Health System
30,000	2.952	03/01/2029	31,491
Banner Health
120,000	2.338	01/01/2030	122,983
Baylor Scott & White Holdings Series 2021
40,000	1.777	11/15/2030	39,202
Becton Dickinson and Co.
12,000	3.363	06/06/2024	12,756
40,000	3.700	06/06/2027	44,224
100,000	2.823	05/20/2030	104,675
Centene Corp.
150,000	4.250	12/15/2027	156,984
Cigna Corp.
50,000	2.400	03/15/2030	50,842
150,000	3.400	03/15/2050	154,994
CVS Health Corp.
25,000	2.625	08/15/2024	26,267
50,000	3.875	07/20/2025	54,752
25,000	5.125	07/20/2045	32,202
Dentsply Sirona, Inc.
50,000	3.250	06/01/2030	53,248
Rush Obligated Group Series 2020
60,000	3.922	11/15/2029	67,814
Stanford Health Care Series 2020
40,000	3.310	08/15/2030	43,968
STERIS Irish FinCo. UnLtd Co.
75,000	2.700	03/15/2031	76,645
Stryker Corp.
100,000	1.950	06/15/2030	98,723
Sutter Health Series 20A
40,000	2.294	08/15/2030	40,335
Zimmer Biomet Holdings, Inc.
100,000	3.550	03/20/2030	109,334

			1,321,439

Life Insurance(a) – 0.5%
American International Group, Inc.
125,000	3.900	04/01/2026	138,497
25,000	4.200	04/01/2028	28,487
25,000	3.400	06/30/2030	27,305
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/2030	74,775
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/2029	58,064
Principal Financial Group, Inc.
50,000	3.100	11/15/2026	53,759
75,000	2.125	06/15/2030	74,282
Willis North America, Inc.
25,000	2.950	09/15/2029	26,124

			481,293

Materials(a) – 0.9%
Berry Global, Inc.(b)
50,000	1.570	01/15/2026	50,018
DuPont de Nemours, Inc.
25,000	4.205	11/15/2023	26,845
50,000	4.493	11/15/2025	56,221
Ecolab, Inc.(b)
4,000	2.750	08/18/2055	3,848

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Materials(a) – (continued)
Huntsman International LLC
$25,000	4.500%	05/01/2029	$ 28,342
25,000	2.950	06/15/2031	25,511
International Flavors & Fragrances, Inc.(b)
75,000	1.832	10/15/2027	74,908
150,000	2.300	11/01/2030	148,681
50,000	3.268	11/15/2040	51,441
Martin Marietta Materials, Inc.
175,000	3.200	07/15/2051	174,008
Sherwin-Williams Co. (The)
25,000	3.450	06/01/2027	27,421
50,000	2.950	08/15/2029	52,953
Steel Dynamics, Inc.
20,000	2.400	06/15/2025	20,816
50,000	1.650	10/15/2027	49,471

			790,484

Media & Entertainment(a) – 1.5%
Charter Communications Operating LLC
320,000	4.908	07/23/2025	359,711
Comcast Corp.
25,000	3.700	04/15/2024	26,885
25,000	3.100	04/01/2025	26,745
45,000	3.375	08/15/2025	48,774
50,000	3.950	10/15/2025	55,484
25,000	3.300	02/01/2027	27,292
75,000	3.300	04/01/2027	82,118
225,000	3.150	02/15/2028	244,417
125,000	4.150	10/15/2028	143,846
25,000	3.750	04/01/2040	28,139
25,000	4.700	10/15/2048	31,916
Fox Corp.
25,000	4.030	01/25/2024	26,815
25,000	4.709	01/25/2029	29,132
Tencent Holdings Ltd.
200,000	3.595	01/19/2028	213,696
Walt Disney Co. (The)
25,000	3.700	09/15/2024	27,042

			1,372,012

Metals and Mining(a) – 0.5%
Glencore Funding LLC(b)
75,000	4.125	03/12/2024	80,288
25,000	4.625	04/29/2024	27,238
75,000	1.625	04/27/2026	74,672
150,000	2.625	09/23/2031	146,949
Newcrest Finance Pty. Ltd.(b)
25,000	3.250	05/13/2030	26,611
Newmont Corp.
75,000	2.250	10/01/2030	74,623
Teck Resources Ltd.
25,000	3.900	07/15/2030	27,152

			457,533

Pharmaceuticals, Biotechnology & Life Sciences(a) – 1.5%
AbbVie, Inc.
125,000	4.050	11/21/2039	143,589
200,000	4.250	11/21/2049	236,796
Amgen, Inc.
70,000	3.125	05/01/2025	74,691
Bayer US Finance II LLC(b)
200,000	3.875	12/15/2023	212,747

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences(a) – (continued)
Bristol-Myers Squibb Co.
$71,000	3.875%	08/15/2025	$ 78,262
25,000	4.250	10/26/2049	31,020
DH Europe Finance II Sarl
75,000	2.200	11/15/2024	78,072
25,000	2.600	11/15/2029	26,068
75,000	3.250	11/15/2039	80,111
Elanco Animal Health, Inc.
25,000	5.272	08/28/2023	26,564
Pfizer, Inc.
75,000	3.450	03/15/2029	83,360
Royalty Pharma plc
75,000	1.200	09/02/2025	74,480
Thermo Fisher Scientific, Inc.
15,000	3.650	12/15/2025	16,347
25,000	1.750	10/15/2028	24,941
Zoetis, Inc.
45,000	3.000	09/12/2027	48,423
150,000	2.000	05/15/2030	148,237

			1,383,708

Pipelines(a) – 0.3%
Galaxy Pipeline Assets Bidco Ltd.
200,000	2.940	09/30/2040	199,372
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	25,226
25,000	3.900	01/15/2025	27,008
35,000	4.000	09/15/2025	38,358

			289,964

Property/Casualty Insurance(a) – 0.1%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	47,430
XLIT Ltd.
45,000	4.450	03/31/2025	49,925

			97,355

Real Estate Investment Trusts(a) – 2.1%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	27,612
25,000	3.375	08/15/2031	27,231
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	103,105
American Homes 4 Rent LP
50,000	4.900	02/15/2029	58,496
30,000	2.375	07/15/2031	29,728
American Tower Corp.
45,000	4.700	03/15/2022	45,786
75,000	3.375	05/15/2024	79,806
100,000	2.400	03/15/2025	103,985
75,000	2.100	06/15/2030	73,357
Crown Castle International Corp.
85,000	3.150	07/15/2023	88,782
60,000	3.650	09/01/2027	65,881
25,000	3.300	07/01/2030	26,653
CubeSmart LP
45,000	4.000	11/15/2025	49,266
Duke Realty LP
25,000	1.750	07/01/2030	23,987
Essex Portfolio LP
50,000	3.000	01/15/2030	52,606
Healthcare Realty Trust, Inc.
25,000	2.050	03/15/2031	24,301

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – (continued)
Invitation Homes Operating Partnership LP
$195,000	2.000%	08/15/2031	$ 187,401
Kilroy Realty LP
25,000	4.750	12/15/2028	28,955
Mid-America Apartments LP
50,000	1.700	02/15/2031	47,490
100,000	2.875	09/15/2051	96,065
National Retail Properties, Inc.
35,000	3.900	06/15/2024	37,553
45,000	4.000	11/15/2025	49,641
Regency Centers LP
100,000	2.950	09/15/2029	104,998
Spirit Realty LP
75,000	3.400	01/15/2030	79,632
UDR, Inc.
25,000	2.100	08/01/2032	24,060
100,000	1.900	03/15/2033	93,266
Ventas Realty LP
45,000	3.500	02/01/2025	48,064
VEREIT Operating Partnership LP
50,000	4.625	11/01/2025	56,223
25,000	3.950	08/15/2027	27,970
25,000	3.400	01/15/2028	27,015
50,000	2.850	12/15/2032	51,931
WP Carey, Inc.
20,000	4.600	04/01/2024	21,692
30,000	4.000	02/01/2025	32,573
25,000	3.850	07/15/2029	27,702
25,000	2.400	02/01/2031	24,731

			1,947,544

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
100,000	1.300	02/10/2028	96,088
Amazon.com, Inc.
335,000	5.200	12/03/2025	389,208
45,000	4.800	12/05/2034	57,384
15,000	3.875	08/22/2037	17,656
AutoNation, Inc.
25,000	1.950	08/01/2028	24,645
Dollar Tree, Inc.
50,000	4.000	05/15/2025	54,663
50,000	4.200	05/15/2028	56,551
Home Depot, Inc. (The)
25,000	3.900	12/06/2028	28,619
25,000	4.250	04/01/2046	30,708
Lowe’s Cos., Inc.
75,000	1.700	09/15/2028	74,353
100,000	1.700	10/15/2030	95,685
25,000	3.000	10/15/2050	24,352
Sysco Corp.
25,000	6.600	04/01/2050	39,406
Tractor Supply Co.
50,000	1.750	11/01/2030	48,012
Walgreens Boots Alliance, Inc.
41,000	4.100	04/15/2050	45,547

			1,082,877

Semiconductors & Semiconductor Equipment(a) – 0.0%
Skyworks Solutions, Inc.
25,000	3.000	06/01/2031	25,584

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Software & Services(a) – 1.3%
Adobe, Inc.
$50,000	2.150%	02/01/2027	$ 52,308
75,000	2.300	02/01/2030	77,587
Amdocs Ltd.
50,000	2.538	06/15/2030	49,783
Fiserv, Inc.
100,000	2.750	07/01/2024	105,298
50,000	3.200	07/01/2026	53,993
25,000	4.200	10/01/2028	28,452
Global Payments, Inc.
50,000	2.650	02/15/2025	52,239
25,000	3.200	08/15/2029	26,429
Intuit, Inc.
25,000	1.350	07/15/2027	24,880
Mastercard, Inc.
25,000	3.300	03/26/2027	27,485
Oracle Corp.
125,000	2.875	03/25/2031	128,814
25,000	3.600	04/01/2040	25,921
50,000	3.850	04/01/2060	50,919
PayPal Holdings, Inc.
150,000	1.650	06/01/2025	153,792
125,000	2.650	10/01/2026	133,559
ServiceNow, Inc.
125,000	1.400	09/01/2030	117,314
VMware, Inc.
25,000	1.800	08/15/2028	24,628
100,000	2.200	08/15/2031	97,895

			1,231,296

Technology(a) – 2.0%
Apple, Inc.
325,000	2.450	08/04/2026	344,048
Applied Materials, Inc.
25,000	1.750	06/01/2030	24,602
Broadcom, Inc.(b)
100,000	3.419	04/15/2033	103,245
199,000	3.137	11/15/2035	197,416
100,000	3.500	02/15/2041	99,197
Dell International LLC
70,000	5.450	06/15/2023	75,131
75,000	5.850	07/15/2025	87,235
100,000	6.020	06/15/2026	119,266
25,000	5.300	10/01/2029	30,232
Hewlett Packard Enterprise Co.
150,000	4.450	10/02/2023	160,696
50,000	4.650	10/01/2024	55,221
45,000	4.900	10/15/2025	50,913
25,000	6.350	10/15/2045	33,673
Intel Corp.
75,000	3.050	08/12/2051	75,041
Lam Research Corp.
50,000	1.900	06/15/2030	49,872
NXP BV(b)
25,000	3.400	05/01/2030	27,052
125,000	2.500	05/11/2031	125,976
SYNNEX Corp.(b)
100,000	2.375	08/09/2028	99,020
100,000	2.650	08/09/2031	97,744

			1,855,580

Tobacco(a) – 0.2%
Archer-Daniels-Midland Co.
25,000	3.250	03/27/2030	27,364

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Tobacco(a) – (continued)
BAT Capital Corp.
$25,000	3.222%	08/15/2024	$ 26,514
100,000	2.259	03/25/2028	99,341
25,000	4.540	08/15/2047	26,046

			179,265

Transportation – 0.5%
Burlington Northern Santa Fe LLC(a)
25,000	4.050	06/15/2048	29,859
Canadian Pacific Railway Co.(a)
25,000	2.050	03/05/2030	24,678
DP World Crescent Ltd.
200,000	3.875	07/18/2029	215,350
FedEx Corp.(a)
45,000	3.400	02/15/2028	49,210
75,000	5.250	05/15/2050	99,034

			418,131

Wireless Telecommunications(a) – 3.1%
AT&T, Inc.
300,000	2.300	06/01/2027	310,733
150,000	4.350	03/01/2029	172,000
50,000	2.750	06/01/2031	51,349
128,000	2.550	12/01/2033	125,947
25,000	4.900	08/15/2037	30,271
60,000	4.850	03/01/2039	71,898
75,000	3.500	06/01/2041	77,029
25,000	4.750	05/15/2046	29,862
25,000	5.150	11/15/2046	31,699
25,000	4.500	03/09/2048	28,870
25,000	5.150	02/15/2050	31,533
25,000	3.650	06/01/2051	25,468
25,000	3.500	09/15/2053	24,754
T-Mobile USA, Inc.
75,000	3.500	04/15/2025	80,739
75,000	1.500	02/15/2026	75,277
150,000	3.750	04/15/2027	165,264
175,000	2.050	02/15/2028	176,432
100,000	3.875	04/15/2030	110,480
75,000	2.875	02/15/2031	75,780
75,000	3.500	04/15/2031	78,920
25,000	3.000	02/15/2041	24,240
Verizon Communications, Inc.
275,000	2.100	03/22/2028	279,183
145,000	4.329	09/21/2028	166,800
200,000	3.875	02/08/2029	224,469
50,000	3.150	03/22/2030	53,485
125,000	2.550	03/21/2031	126,813
53,000	2.355 (b)	03/15/2032	52,474
100,000	4.862	08/21/2046	127,324
9,000	5.012	04/15/2049	11,788
90,000	2.987	10/30/2056	83,663

			2,924,544

TOTAL CORPORATE BONDS (Cost $29,806,245)			$ 31,137,433

Mortgage-Backed Securities – 33.2%
FHLMC – 0.0%
$1,564	4.500%	07/01/2024	$ 1,631
7,722	4.500	11/01/2024	8,074
1,578	4.500	12/01/2024	1,653
4,780	7.500	12/01/2029	5,588

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$1,340	5.000%	10/01/2033	$ 1,515
1,985	5.000	07/01/2035	2,261
2,986	5.000	12/01/2035	3,368
570	5.000	03/01/2038	650
1,180	5.000	06/01/2041	1,344

			26,084

GNMA – 17.5%
672	7.000	10/15/2025	678
2,568	7.000	11/15/2025	2,692
395	7.000	02/15/2026	400
1,836	7.000	04/15/2026	1,934
2,059	7.000	03/15/2027	2,200
9,569	7.000	11/15/2027	9,862
5,033	7.000	02/15/2028	5,397
1,252	7.000	03/15/2028	1,285
698	7.000	04/15/2028	716
92	7.000	05/15/2028	100
1,997	7.000	06/15/2028	2,164
3,004	7.000	07/15/2028	3,257
8,102	7.000	09/15/2028	8,770
63,354	6.000	08/20/2034	74,029
49,606	5.000	06/15/2040	56,152
239,729	4.000	08/20/2043	262,291
95,444	4.000	10/20/2045	103,860
297,157	3.500	04/20/2047	315,054
382,101	3.500	12/20/2047	405,115
63,041	5.000	08/20/2048	68,166
188,206	4.500	09/20/2048	201,364
211,952	5.000	10/20/2048	229,033
610,036	5.000	11/20/2048	659,101
76,098	5.000	12/20/2048	82,194
452,635	4.500	01/20/2049	484,068
63,577	4.500	03/20/2049	68,002
416,253	4.500	10/20/2049	444,739
420,135	4.500	03/20/2050	448,687
1,992,730	2.500	08/20/2051	2,058,855
1,000,000	2.000	TBA-30yr(d)	1,014,115
6,000,000	2.500	TBA-30yr(d)	6,193,911
1,000,000	3.000	TBA-30yr(d)	1,044,894
2,000,000	3.500	TBA-30yr(d)	2,103,307

			16,356,392

UMBS – 4.8%
4,143	5.500	09/01/2023	4,244
1,342	5.500	10/01/2023	1,376
638	4.500	07/01/2024	665
17,923	4.500	11/01/2024	18,736
8,036	4.500	12/01/2024	8,397
3,325	9.000	11/01/2025	3,586
16,363	7.000	08/01/2026	18,022
5,957	8.000	10/01/2029	6,830
977	8.500	04/01/2030	1,152
1,837	8.000	05/01/2030	1,988
3,854	8.000	08/01/2032	4,518
5,748	4.500	08/01/2039	6,361
28,240	3.000	01/01/2043	30,536
119,765	3.000	03/01/2043	129,499
167,908	3.000	04/01/2043	181,555

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
	$119,621	3.000%	05/01/2043	$ 129,344
	340,312	4.500	04/01/2045	382,892
	41,776	4.500	05/01/2045	47,056
	197,961	4.000	02/01/2048	216,030
	241,408	4.000	03/01/2048	263,442
	19,827	4.000	07/01/2048	21,762
	497,532	4.500	07/01/2048	536,577
	263,612	4.000	08/01/2048	287,303
	242,068	5.000	11/01/2048	273,930
	793,369	3.000	09/01/2049	847,003
	996,923	2.500	09/01/2051	1,034,412

				4,457,216

UMBS, 30 Year, Single Family(d) – 10.9%
UMBS, 30 Year, Single Family
	5,000,000	2.000	TBA-30yr	5,012,813
	1,000,000	3.000	TBA-30yr	1,046,523
	1,000,000	4.500	TBA-30yr	1,081,445
	3,000,000	2.000	TBA-30yr	3,002,179

				10,142,960

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,925,767)				$ 30,982,652

Collateralized Mortgage Obligations – 0.7%
Adjustable Rate Non-Agency(a)(c) – 0.6%
Alternative Loan Trust Series 2005-38, Class A1
	$52,076	1.592%	09/25/2035	$ 50,028
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b)
	25,580	3.086	06/25/2050	25,679
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)
	33,587	2.850	10/25/2050	33,984
FHLMC STACR REMIC Trust Series 2021-DNA5, Class M2(b)
	30,000	1.700	01/25/2034	30,207
Harben Finance plc Series 2017-1X, Class A
GBP	58,188	0.868	08/20/2056	78,503
J.P. Morgan Mortgage Trust Series 2021-6, Class A3(b)
	$107,264	2.500	10/25/2051	108,529
Lehman XS Trust Series 2005-7N, Class 1A1A
	96,897	0.626	12/25/2035	94,818
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	23,402	0.920	11/15/2049	31,590
Stratton Mortgage Funding plc Series 2019-1, Class A
	77,952	1.250	05/25/2051	105,548
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	$14,803	3.500	07/25/2049	14,986

				573,872

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
	7,110	7.000	10/25/2042	8,358
FNMA REMIC Series 2012-153, Class B
	19,711	7.000	07/25/2042	23,616

				31,974

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $570,405)				$ 605,846

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities – 0.8%
Sequential Fixed Rate – 0.8%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class D(a)(b)
$100,000	3.000%	07/15/2049	$ 93,252
BANK Series 2019-BN21, Class A5(a)
150,000	2.851	10/17/2052	159,093
BANK Series 2021-BN32, Class A5(a)
150,000	2.643	04/15/2054	156,451
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4(a)
100,000	3.006	01/15/2053	106,842
DOLP Trust Series 2021-NYC, Class A(b)
200,000	2.956	05/10/2041	211,310

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $713,102)			$ 726,948

U.S. Government Agency Securities – 1.1%
FHLB
$100,000	3.375%	12/08/2023	$ 106,530
FNMA
400,000	1.875	09/24/2026	417,211
400,000	6.250	05/15/2029	538,488

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $989,952)			$ 1,062,229

Asset-Backed Securities(a)(c) – 4.3%
Collateralized Debt Obligations(b) – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
$200,000	1.234%	06/15/2028	$ 200,063

Collateralized Loan Obligations(b) – 4.0%
Cathedral Lake VI Ltd. Series 2021-6A, Class B
300,000	2.069	04/25/2034	300,326
CBAM Ltd. Series 2018-5A, Class A
525,000	1.154	04/17/2031	525,009
Crown City CLO I Series 2020-1A, Class A1AR
250,000	1.319	07/20/2034	250,134
Cutwater Ltd. Series 2014-1A, Class A1AR
13,759	1.376	07/15/2026	13,759
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1A
425,000	1.363	07/15/2036	425,276
Elmwood CLO IV Ltd. Series 2020-1A, Class A
600,000	1.366	04/15/2033	601,603
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1
300,000	1.994	07/20/2031	300,622
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A
250,000	1.578	11/30/2032	250,820
Jamestown CLO XV Ltd. Series 2020-15A, Class A
300,000	1.466	04/15/2033	300,342
Marble Point CLO XVII Ltd. Series 2020-1A, Class A
500,000	1.434	04/20/2033	500,334
Venture 39 CLO Ltd. Series 2020-39A, Class A1
275,000	1.406	04/15/2033	275,209

			3,743,434

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(c) – (continued)
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
	$30,535	7.000%	09/25/2037	$ 30,767

TOTAL ASSET-BACKED SECURITIES (Cost $3,965,043)				$ 3,974,264

Foreign Government Securities – 1.9%
Oriental Republic of Uruguay(a)
	$50,000	4.375%	01/23/2031	$ 57,791
Republic of Indonesia
	200,000	3.050	03/12/2051	189,022
Republic of Peru(a)
	50,000	3.230	07/28/2121	41,494
Romania Government Bond(b)
EUR	70,000	2.875	03/11/2029	88,828
	10,000	2.124	07/16/2031	11,568
	30,000	2.625	12/02/2040	32,318
	10,000	4.625	04/03/2049	13,558
State of Israel AID Bond(e)
	$200,000	5.500	12/04/2023	222,074
	100,000	5.500	04/26/2024	112,736
State of Israel Government Bond
	200,000	3.250	01/17/2028	219,537
United Arab Emirates Government Bond(b)
	220,000	3.125	10/11/2027	238,397
United Mexican States(a)
	400,000	3.250	04/16/2030	409,450
EUR	110,000	1.450	10/25/2033	120,092

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,754,185)				$ 1,756,865

Municipal Bonds – 1.2%
Arizona – 0.0%
City of Tucson COPS Series 2021 A
	$25,000	1.932%	07/01/2031	$ 24,525

California – 0.5%
Bay Area Toll Authority RB Refunding Series 2021 F-1
	30,000	1.633	04/01/2028	30,078
California State Various Purpose GO Bonds Series 2010
	105,000	7.625	03/01/2040	174,633
California Statewide Communities Development Authority RB Refunding for California Independent System Operator Corp. Series 2021
	50,000	1.877	02/01/2031	49,653
Los Angeles Municipal Improvement Corp. RB Refunding for City of Los Angeles Series 2021 A
	35,000	1.648	11/01/2028	34,798
	80,000	2.074	11/01/2030	80,584
Port of Oakland RB Refunding Series 2020 R
	25,000	2.199	05/01/2031	25,321
San Francisco Municipal Transportation Agency RB Refunding Series 2021 A
	30,000	1.302	03/01/2028	29,550
San Jose Financing Authority RB for Civic Center Refunding Project Series 2020 A
	25,000	1.812	06/01/2029	24,947
	25,000	1.862	06/01/2030	24,800

				474,364

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – 0.1%
State Board of Administration Finance Corp. RB Series 2020 A
$70,000	2.154%	07/01/2030	$ 70,762

Illinois – 0.3%
Chicago O’Hare International Airport RB Refunding Series 2020 D
85,000	2.346	01/01/2030	86,143
Illinois State GO Bonds for Build America Bonds Series 2010-5
100,000	7.350	07/01/2035	126,945
Illinois State GO Bonds Pension Funding Series 2003
25,000	5.100	06/01/2033	29,139

			242,227

Louisiana – 0.0%
City of New Orleans LA Water System RB Refunding Series 2021
25,000	1.008	12/01/2026	24,313

New York – 0.1%
City of New York GO Bonds Series 2021 F-2
40,000	1.940	03/01/2029	40,334
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2010
25,000	5.989	11/15/2030	31,551
New York City Transitional Finance Authority Future Tax Secured RB Series 2018 B-2
10,000	3.590	08/01/2027	11,046

			82,931

Ohio – 0.1%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
100,000	6.270	02/15/2050	141,423

Texas – 0.1%
City of Houston Airport System RB Refunding Series 2020 C
30,000	2.235	07/01/2029	30,679
40,000	2.285	07/01/2030	40,789

			71,468

TOTAL MUNICIPAL BONDS (Cost $999,475)			$ 1,132,013

U.S. Treasury Obligations – 39.1%
U.S. Treasury Bonds
$2,930,000	2.375%	11/15/2049	$ 3,119,992
3,200,000	2.000	02/15/2050	3,144,500
U.S. Treasury Notes
3,030,000	2.375	03/15/2022	3,062,076
9,070,000	0.125	01/31/2023	9,066,811
720,000	0.125	03/31/2023	719,381
730,000	0.125	12/15/2023	726,692
4,650,000	0.375	04/15/2024	4,645,277
1,030,000	0.375	12/31/2025	1,009,400
4,050,000	0.750	03/31/2026	4,021,840
1,210,000	0.875	09/30/2026	1,203,572
900,000	1.125	02/29/2028	894,516
1,010,000	1.250	03/31/2028	1,010,316
970,000	2.875	05/15/2028	1,070,334
1,180,000	1.250	06/30/2028	1,177,603
1,440,000	3.125	11/15/2028	1,618,425

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,832,765)			$ 36,490,735

Shares	Dividend Rate		Value

Investment Company (f) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,373,984	0.026%		$ 1,373,984
(Cost $1,373,984)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments(b) – 1.9%
Commercial Paper – 1.9%
Enel Finance America LLC
500,000	0.251%	02/16/2022	$ 499,519
Fidelity National Information Services, Inc.
800,000	0.210	10/28/2021	799,908
VW Credit, Inc.
250,000	0.200	01/10/2022	249,856
250,000	0.219	02/16/2022	249,779

TOTAL SHORT-TERM INVESTMENTS (Cost $1,799,044)			$ 1,799,062

TOTAL INVESTMENTS – 119.1% (Cost $109,729,967)			$111,042,031

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.1)%			(17,833,993)

NET ASSETS – 100.0%			$ 93,208,038

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $20,499,187 which represents approximately 22.0% of net assets as of September 30, 2021.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $334,810, which represents 0.4% of net assets as of September 30, 2021.

(f)	Represents an Affiliated Issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
COPS	— Certificates of Participation
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro Short Term Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
T-Note	— Treasury Note
TONAR	— Tokyo Overnight Average Rate
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	132,555	CAD	167,387	11/12/2021	$408
	USD	1,097,625	EUR	927,476	11/24/2021	22,199
	USD	103,428	EUR	87,135	12/15/2021	2,338
	USD	603,481	GBP	433,013	10/27/2021	20,023
	USD	85,004	JPY	9,318,016	11/17/2021	1,255
	USD	79,406	JPY	8,742,065	12/15/2021	805
	USD	189,090	SEK	1,623,002	10/29/2021	3,663

TOTAL						$50,691

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	150,396	USD	109,039	11/12/2021	$(292)
	CAD	258,925	USD	205,045	11/12/2021	(631)
	CAD	66,934	USD	53,131	12/15/2021	(286)
	EUR	773,635	USD	915,561	11/24/2021	(18,517)
	GBP	303,439	USD	422,897	10/27/2021	(14,031)
	JPY	11,613,101	USD	105,941	11/17/2021	(1,564)
	SEK	1,653,000	USD	192,585	10/29/2021	(3,731)
	SEK	412,245	USD	47,954	12/15/2021	(830)
	USD	44,368	NOK	392,096	11/01/2021	(476)

TOTAL						$(40,358)

FORWARD SALES CONTRACTS — At September 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

UMBS, 30 Year, Single Family	3.500%	TBA-30yr	$(1,000,000)	12/13/2021	$(1,058,984)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	(1,000,000)	11/10/2021	(1,058,945)
UMBS, 30 Year, Single Family	2.500	TBA-30yr	(3,000,000)	10/14/2021	(3,093,399)

TOTAL (Proceeds Received: $5,235,254)					$(5,211,328)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-Bund	1	12/08/2021	$196,908	$(175)
U.S. Treasury 2 Year Note	4	12/31/2021	880,281	(257)
U.S. Treasury Long Bond	18	12/21/2021	2,871,000	(51,984)
U.S. Treasury Ultra Bond	10	12/21/2021	1,915,938	(45,285)

Total				$(97,701)

Short position contracts:
Euro-Bobl	(1)	12/08/2021	$(156,366)	$825
U.S. Treasury 5 Year Note	(19)	12/31/2021	(2,332,992)	6,772
U.S. Treasury 10 Year Note	(8)	12/21/2021	(1,053,750)	2,229
U.S. Treasury 10 Year Ultra Note	(1)	12/21/2021	(145,422)	2,357

Total				$12,183

Total Futures Contracts				$(85,518)

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(a)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Asia ex-Japan Investment Grade Index(b)	(1.000)%	0.761%	06/20/2026	USD	170	$(1,914)	$(925)	$(989)

Protection Sold:
General Electric Co. (c)	1.000	0.694	06/20/2026		175	2,534	—	2,534
Markit CDX North America Investment Grade Index (c)	1.000	0.256	06/20/2023		1,025	13,555	—	13,555
Markit CDX North America Investment Grade Index (c)	1.000	0.469	06/20/2025		3,500	69,637	—	69,637
Markit CDX North America Investment Grade Index (c)	1.000	0.430	12/20/2025		575	13,870	—	13,870
Markit CDX North America Investment Grade Index (c)	1.000	0.483	06/20/2026		7,025	170,673	91,454	79,219
Nordstrom, Inc. (c)	1.000	1.185	06/20/2024		225	(1,057)	(592)	(465)
Prudential Financial, Inc. (c)	1.000	0.268	06/20/2024		75	1,527	—	1,527
Republic of Chile (c)	1.000	0.525	06/20/2024		20	266	—	266
Republic of Indonesia (c)	1.000	0.413	06/20/2024		160	2,613	—	2,613
Republic of Indonesia (c)	1.000	0.819	12/20/2026		230	2,185	2,951	(766)
Russian Federation (c)	1.000	0.560	12/20/2024		20	290	—	290
Russian Federation (c)	1.000	0.880	12/20/2026		10	64	69	(5)
State of Qatar (c)	1.000	0.214	06/20/2024		20	437	—	437
State of Qatar (c)	1.000	0.249	12/20/2024		10	246	—	246
United Mexican States (c)	1.000	1.013	12/20/2026		20	(7)	48	(55)

TOTAL						$274,919	$93,005	$181,914

(a)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)	Payments made quarterly.
(c)	Payments received quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX North American BBB- 11	3.000%	3.837%	Morgan Stanley Co., Inc.	11/18/2054	USD 200	$(8,792)	$(55,259)	$46,467
Markit CMBX North American BBB- 8	3.000	7.840		10/17/2057	200	(25,854)	(41,791)	15,937

TOTAL						$(34,646)	$(97,050)	$62,404

(a)	Payments received monthly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(a)	1.250%	09/15/2022	NZD	1,170	(b)	$418	$42	$376
3 Month BBR(a)	1.250	12/15/2022		600	(b)	(116)	—	(116)
3 Month BBR(a)	0.190	02/22/2023	AUD	5,920	(b)	297	—	297
3 Month BA(c)	0.804	02/28/2023	CAD	9,750	(b)	(4,334)	(972)	(3,362)
3 Month BA(c)	1.100	06/15/2023		2,400	(b)	163	(104)	267
0.450%(c)	3 Month LIBOR	06/15/2023	USD	2,180	(b)	(627)	10	(637)
0.500(c)	3 Month LIBOR	09/21/2023		2,120	(b)	(1,770)	989	(2,759)
3 Month BA(c)	1.200	09/21/2023	CAD	2,630	(b)	1,751	(1,010)	2,761
3 Month BBR(a)	0.500	02/24/2024	AUD	1,420	(b)	1,010	—	1,010
0.486(a)	3 Month BBR	06/29/2024		560		(264)	(2)	(262)
3 Month BA(c)	1.560	08/22/2025	CAD	920	(b)	(4,303)	233	(4,536)
1 Day ESTR(d)	(0.250)	12/15/2026	EUR	210	(b)	934	1,821	(887)
1 Day SONIA(d)	0.500	12/15/2026	GBP	2,490	(b)	(47,426)	(8,883)	(38,543)
0.250(d)	3 Month STIBOR	12/15/2026	SEK	2,710	(b)	4,702	2,769	1,933
3 Month LIBOR(c)	1.250	12/15/2026	USD	480	(b)	(2,643)	(1,776)	(867)
1.680(c)	3 Month BA	08/22/2028	CAD	650	(b)	9,298	(344)	9,642
1.240(d)	6 Month NIBOR	10/29/2030	NOK	8,000	(b)	33,475	7,216	26,259
1.000(d)	1 Day SONIA	02/10/2031	GBP	780	(b)	1,780	(10,360)	12,140
6 Month EURIBOR(c)	0.500	02/12/2031	EUR	1,270	(b)	3,394	6,363	(2,969)
2.130(d)	6 Month NIBOR	05/11/2031	NOK	3,240	(b)	(852)	—	(852)
3 Month STIBOR(a)	1.273	05/11/2031	SEK	3,470	(b)	(136)	—	(136)
6 Month EURIBOR(c)	0.220	07/22/2031	EUR	920	(b)	(14,726)	(3,175)	(11,551)
6 Month EURIBOR(c)	0.250	09/02/2031		860	(b)	(12,930)	(3,338)	(9,592)
1 Day SONIA(d)	1.000	09/23/2031	GBP	480	(b)	(2,811)	3,112	(5,923)
1.500(c)	3 Month LIBOR	09/24/2031	USD	580	(b)	14,081	7,375	6,706
6 Month BBR(c)	2.000	12/15/2031	AUD	90	(b)	1,833	2,815	(982)
2.000(c)	3 Month BA	12/15/2031	CAD	830	(b)	799	(14,336)	15,135
0.750(d)	1 Day SONIA	12/15/2031	GBP	1,240	(b)	30,476	(19,013)	49,489
0.000(d)	1 Day TONAR	12/15/2031	JPY	82,990	(b)	4,944	2,593	2,351
6 Month NIBOR(c)	1.500	12/15/2031	NOK	780	(b)	(3,401)	(1,894)	(1,507)
3 Month STIBOR(a)	0.750	12/15/2031	SEK	2,690	(b)	(5,420)	641	(6,061)
3 Month LIBOR(a)	1.750	12/15/2031	USD	670	(b)	11,238	23,385	(12,147)
0.610%(d)	6 Month EURIBOR	07/22/2041	EUR	510	(b)	14,422	3,008	11,414
3 Month BA(c)	2.250	12/15/2051	CAD	740	(b)	(19,517)	10,084	(29,601)
2.000(c)	3 Month LIBOR	12/15/2051	USD	500	(b)	(19,053)	(43,419)	24,366
3 Month BA(c)	2.180	08/22/2052	CAD	70	(b)	(3,331)	461	(3,792)

TOTAL						$(8,645)	$(35,709)	$27,064

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.
(c)	Payments made semi-annually.
(d)	Payments made annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following purchased & written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	Bank of America NA	1.365%	11/09/2021	70,000	$70,000	$71	$763	$(692)
1D IRS	JPMorgan Chase Bank NA	0.281	09/08/2022	1,060,000	1,060,000	436	2,025	(1,589)
1D IRS		0.300	09/08/2022	1,370,000	1,370,000	617	2,666	(2,049)
3M IRS	Morgan Stanley Co., Inc.	1.365	11/09/2021	80,000	80,000	81	1,104	(1,023)
1D IRS		0.544	11/16/2022	2,600,000	2,600,000	3,728	6,123	(2,395)

Total Purchased option contracts				5,180,000		$4,933	$12,681	$(7,748)

Written option contracts
Calls
1D IRS	Bank of America NA	0.346	11/09/2021	(60,000)	(60,000)	$(15)	$(909)	$894
1D IRS	JPMorgan Chase Bank NA	0.346	11/09/2021	(60,000)	(60,000)	(14)	(1,076)	1,062
1D IRS		0.363	09/08/2022	(110,000)	(110,000)	(773)	(2,036)	1,263
1D IRS		0.401	09/08/2022	(140,000)	(140,000)	(1,094)	(2,640)	1,546
1D IRS	Morgan Stanley Co., Inc.	0.599	11/16/2022	(270,000)	(270,000)	(4,147)	(6,154)	2,007

Total written option contracts				(640,000)		$(6,043)	$(12,815)	$6,772

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Automobiles & Components – 2.2%
1,498	Aptiv plc*	$ 223,157
1,305	BorgWarner, Inc.	56,389
21,682	Ford Motor Co.*	307,017
7,961	General Motors Co.*	419,624
4,431	Tesla, Inc.*	3,436,152

		4,442,339

Banks – 4.4%
40,606	Bank of America Corp.	1,723,725
11,114	Citigroup, Inc.	779,981
2,382	Citizens Financial Group, Inc.	111,906
774	Comerica, Inc.	62,307
3,844	Fifth Third Bancorp	163,139
979	First Republic Bank	188,830
8,072	Huntington Bancshares, Inc.	124,793
16,314	JPMorgan Chase & Co.	2,670,439
5,176	KeyCorp	111,905
700	M&T Bank Corp.	104,538
2,216	People’s United Financial, Inc.	38,714
2,332	PNC Financial Services Group, Inc. (The)	456,232
5,308	Regions Financial Corp.	113,113
294	SVB Financial Group*	190,183
7,240	Truist Financial Corp.	424,626
7,338	US Bancorp	436,171
22,518	Wells Fargo & Co.	1,045,060
945	Zions Bancorp NA	58,486

		8,804,148

Capital Goods – 5.4%
3,146	3M Co.	551,871
728	A O Smith Corp.	44,459
503	Allegion plc	66,487
1,268	AMETEK, Inc.	157,245
3,034	Boeing Co. (The)*	667,298
4,474	Carrier Global Corp.	231,574
3,016	Caterpillar, Inc.	578,982
787	Cummins, Inc.	176,729
1,557	Deere & Co.	521,704
774	Dover Corp.	120,357
2,190	Eaton Corp. plc	326,989
3,303	Emerson Electric Co.	311,143
3,097	Fastenal Co.	159,836
1,820	Fortive Corp.	128,437
757	Fortune Brands Home & Security, Inc.	67,691
341	Generac Holdings, Inc.*	139,356
1,253	General Dynamics Corp.	245,626
5,992	General Electric Co.	617,356
3,769	Honeywell International, Inc.	800,083
2,222	Howmet Aerospace, Inc.	69,326
219	Huntington Ingalls Industries, Inc.	42,280
415	IDEX Corp.	85,884
1,569	Illinois Tool Works, Inc.	324,202
2,107	Ingersoll Rand, Inc.*	106,214
3,942	Johnson Controls International plc	268,371
1,085	L3Harris Technologies, Inc.	238,960
1,336	Lockheed Martin Corp.	461,054
1,342	Masco Corp.	74,548
830	Northrop Grumman Corp.	298,925

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,205	Otis Worldwide Corp.	$ 181,427
1,891	PACCAR, Inc.	149,238
700	Parker-Hannifin Corp.	195,734
945	Pentair plc	68,635
770	Quanta Services, Inc.	87,641
8,206	Raytheon Technologies Corp.	705,388
632	Rockwell Automation, Inc.	185,833
571	Roper Technologies, Inc.	254,740
297	Snap-on, Inc.	62,058
906	Stanley Black & Decker, Inc.	158,831
1,196	Textron, Inc.	83,493
1,301	Trane Technologies plc	224,618
287	TransDigm Group, Inc.*	179,252
403	United Rentals, Inc.*	141,425
1,007	Westinghouse Air Brake Technologies Corp.	86,813
244	WW Grainger, Inc.	95,907
967	Xylem, Inc.	119,599

		10,863,619

Commercial & Professional Services – 0.8%
478	Cintas Corp.	181,956
1,144	Copart, Inc.*	158,696
674	Equifax, Inc.	170,805
2,073	IHS Markit Ltd.	241,753
717	Jacobs Engineering Group, Inc.	95,024
768	Leidos Holdings, Inc.	73,828
1,932	Nielsen Holdings plc	37,075
1,134	Republic Services, Inc.	136,148
604	Robert Half International, Inc.	60,599
1,137	Rollins, Inc.	40,170
876	Verisk Analytics, Inc.	175,437
2,115	Waste Management, Inc.	315,896

		1,687,387

Consumer Durables & Apparel – 1.1%
1,829	DR Horton, Inc.	153,581
804	Garmin Ltd.	124,990
1,859	Hanesbrands, Inc.	31,900
739	Hasbro, Inc.	65,934
759	Leggett & Platt, Inc.	34,034
1,490	Lennar Corp. Class A	139,583
326	Mohawk Industries, Inc.*	57,832
2,039	Newell Brands, Inc.	45,143
7,011	NIKE, Inc. Class B	1,018,208
19	NVR, Inc.*	91,087
1,387	PulteGroup, Inc.	63,691
425	PVH Corp.*	43,686
249	Ralph Lauren Corp.	27,649
1,605	Tapestry, Inc.	59,417
933	Under Armour, Inc. Class A*	18,828
1,232	Under Armour, Inc. Class C*	21,585
1,740	VF Corp.	116,563
343	Whirlpool Corp.	69,924

		2,183,635

Consumer Services – 2.1%
225	Booking Holdings, Inc.*	534,121
1,118	Caesars Entertainment, Inc.*	125,529
4,349	Carnival Corp.*	108,768
156	Chipotle Mexican Grill, Inc.*	283,533
700	Darden Restaurants, Inc.	106,029

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
211	Domino’s Pizza, Inc.	$ 100,639
764	Expedia Group, Inc.*	125,220
1,506	Hilton Worldwide Holdings, Inc.*	198,958
1,811	Las Vegas Sands Corp.*	66,283
1,449	Marriott International, Inc. Class A*	214,582
4,091	McDonald’s Corp.	986,381
2,174	MGM Resorts International	93,808
2,072	Norwegian Cruise Line Holdings Ltd.*	55,343
848	Penn National Gaming, Inc.*	61,446
1,249	Royal Caribbean Cruises Ltd.*	111,098
6,470	Starbucks Corp.	713,706
596	Wynn Resorts Ltd.*	50,511
1,635	Yum! Brands, Inc.	199,977

		4,135,932

Diversified Financials – 5.0%
3,529	American Express Co.	591,213
634	Ameriprise Financial, Inc.	167,452
4,355	Bank of New York Mellon Corp. (The)	225,763
10,121	Berkshire Hathaway, Inc. Class B*	2,762,426
777	BlackRock, Inc.	651,639
2,400	Capital One Financial Corp.	388,728
600	Cboe Global Markets, Inc.	74,316
8,162	Charles Schwab Corp. (The)	594,520
1,964	CME Group, Inc.	379,798
1,668	Discover Financial Services	204,914
1,440	Franklin Resources, Inc.	42,797
1,848	Goldman Sachs Group, Inc. (The)(a)	698,599
3,065	Intercontinental Exchange, Inc.	351,923
2,035	Invesco Ltd.	49,064
209	MarketAxess Holdings, Inc.	87,924
887	Moody’s Corp.	314,983
8,004	Morgan Stanley	778,869
449	MSCI, Inc.	273,145
638	Nasdaq, Inc.	123,147
1,173	Northern Trust Corp.	126,461
973	Raymond James Financial, Inc.	89,789
1,316	S&P Global, Inc.	559,155
1,884	State Street Corp.	159,613
3,047	Synchrony Financial	148,937
1,260	T. Rowe Price Group, Inc.	247,842

		10,093,017

Energy – 2.7%
2,202	APA Corp.	47,189
3,974	Baker Hughes Co.	98,277
2,134	Cabot Oil & Gas Corp.	46,436
10,612	Chevron Corp.	1,076,587
7,356	ConocoPhillips	498,516
3,389	Devon Energy Corp.	120,343
915	Diamondback Energy, Inc.	86,623
3,230	EOG Resources, Inc.	259,272
23,197	Exxon Mobil Corp.	1,364,448
4,950	Halliburton Co.	107,019
1,496	Hess Corp.	116,853
10,736	Kinder Morgan, Inc.	179,613

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
4,228	Marathon Oil Corp.	$ 57,797
3,471	Marathon Petroleum Corp.	214,543
4,592	Occidental Petroleum Corp.	135,831
2,393	ONEOK, Inc.	138,770
2,358	Phillips 66	165,131
1,158	Pioneer Natural Resources Co.	192,819
7,588	Schlumberger NV	224,908
2,270	Valero Energy Corp.	160,194
6,694	Williams Cos., Inc. (The)	173,642

		5,464,811

Food & Staples Retailing – 1.4%
2,422	Costco Wholesale Corp.	1,088,326
3,729	Kroger Co. (The)	150,763
2,818	Sysco Corp.	221,213
3,972	Walgreens Boots Alliance, Inc.	186,882
7,836	Walmart, Inc.	1,092,182

		2,739,366

Food, Beverage & Tobacco – 2.9%
10,174	Altria Group, Inc.	463,120
3,090	Archer-Daniels-Midland Co.	185,431
1,055	Brown-Forman Corp. Class B	70,696
1,039	Campbell Soup Co.	43,441
21,316	Coca-Cola Co. (The)	1,118,450
2,664	Conagra Brands, Inc.	90,230
929	Constellation Brands, Inc. Class A	195,731
3,397	General Mills, Inc.	203,209
803	Hershey Co. (The)	135,908
1,579	Hormel Foods Corp.	64,739
587	J M Smucker Co. (The)	70,458
1,408	Kellogg Co.	89,999
3,667	Kraft Heinz Co. (The)	135,019
809	Lamb Weston Holdings, Inc.	49,648
1,383	McCormick & Co., Inc. (Non-Voting)	112,064
1,037	Molson Coors Beverage Co. Class B	48,096
7,590	Mondelez International, Inc. Class A	441,586
2,045	Monster Beverage Corp.*	181,657
7,535	PepsiCo, Inc.	1,133,339
8,553	Philip Morris International, Inc.	810,739
1,668	Tyson Foods, Inc. Class A	131,672

		5,775,232

Health Care Equipment & Services – 6.3%
9,666	Abbott Laboratories	1,141,845
241	ABIOMED, Inc.*	78,450
392	Align Technology, Inc.*	260,849
825	AmerisourceBergen Corp.	98,546
1,325	Anthem, Inc.	493,960
2,754	Baxter International, Inc.	221,504
1,558	Becton Dickinson and Co.	382,988
7,829	Boston Scientific Corp.*	339,700
1,627	Cardinal Health, Inc.	80,471
3,220	Centene Corp.*	200,638
1,645	Cerner Corp.	116,005
1,870	Cigna Corp.	374,299
269	Cooper Cos., Inc. (The)	111,180
7,222	CVS Health Corp.	612,859

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
3,487	Danaher Corp.	$ 1,061,582
364	DaVita, Inc.*	42,319
1,188	Dentsply Sirona, Inc.	68,963
530	DexCom, Inc.*	289,836
3,439	Edwards Lifesciences Corp.*	389,329
1,352	HCA Healthcare, Inc.	328,157
742	Henry Schein, Inc.*	56,511
1,370	Hologic, Inc.*	101,120
711	Humana, Inc.	276,686
461	IDEXX Laboratories, Inc.*	286,696
653	Intuitive Surgical, Inc.*	649,180
544	Laboratory Corp. of America Holdings*	153,103
832	McKesson Corp.	165,884
7,322	Medtronic plc	917,813
670	Quest Diagnostics, Inc.	97,358
791	ResMed, Inc.	208,468
498	STERIS plc	101,732
1,808	Stryker Corp.	476,806
265	Teleflex, Inc.	99,786
5,151	UnitedHealth Group, Inc.	2,012,702
409	Universal Health Services, Inc. Class B	56,593
401	West Pharmaceutical Services, Inc.	170,241
1,131	Zimmer Biomet Holdings, Inc.	165,533

		12,689,692

Household & Personal Products – 1.5%
1,363	Church & Dwight Co., Inc.	112,543
676	Clorox Co. (The)	111,952
4,571	Colgate-Palmolive Co.	345,476
1,266	Estee Lauder Cos., Inc. (The) Class A	379,711
1,851	Kimberly-Clark Corp.	245,147
13,248	Procter & Gamble Co. (The)	1,852,071

		3,046,900

Insurance – 1.9%
3,452	Aflac, Inc.	179,953
1,633	Allstate Corp. (The)	207,897
4,721	American International Group, Inc.	259,136
1,242	Aon plc Class A	354,926
1,095	Arthur J Gallagher & Co.	162,772
310	Assurant, Inc.	48,903
1,282	Brown & Brown, Inc.	71,087
2,406	Chubb Ltd.	417,393
805	Cincinnati Financial Corp.	91,947
227	Everest Re Group Ltd.	56,927
531	Globe Life, Inc.	47,275
1,853	Hartford Financial Services Group, Inc. (The)	130,173
991	Lincoln National Corp.	68,131
1,171	Loews Corp.	63,152
2,750	Marsh & McLennan Cos., Inc.	416,432
3,994	MetLife, Inc.	246,550
1,435	Principal Financial Group, Inc.	92,414
3,232	Progressive Corp. (The)	292,140
2,160	Prudential Financial, Inc.	227,232
1,397	Travelers Cos., Inc. (The)	212,358
768	W R Berkley Corp.	56,202

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
713	Willis Towers Watson plc	$ 165,744

		3,868,744

Materials – 2.5%
1,220	Air Products and Chemicals, Inc.	312,454
613	Albemarle Corp.	134,229
8,269	Amcor plc	95,838
446	Avery Dennison Corp.	92,416
1,790	Ball Corp.	161,046
604	Celanese Corp.	90,987
1,167	CF Industries Holdings, Inc.	65,142
4,132	Corteva, Inc.	173,874
4,152	Dow, Inc.	238,989
2,929	DuPont de Nemours, Inc.	199,143
756	Eastman Chemical Co.	76,159
1,369	Ecolab, Inc.	285,601
721	FMC Corp.	66,015
8,155	Freeport-McMoRan, Inc.	265,282
1,346	International Flavors & Fragrances, Inc.	179,987
2,167	International Paper Co.	121,179
2,809	Linde plc	824,104
1,425	LyondellBasell Industries NV Class A	133,736
353	Martin Marietta Materials, Inc.	120,613
1,883	Mosaic Co. (The)	67,261
4,392	Newmont Corp.	238,486
1,657	Nucor Corp.	163,198
542	Packaging Corp. of America	74,492
1,314	PPG Industries, Inc.	187,915
786	Sealed Air Corp.	43,065
1,324	Sherwin-Williams Co. (The)	370,362
743	Vulcan Materials Co.	125,686
1,495	Westrock Co.	74,496

		4,981,755

Media & Entertainment – 9.9%
4,311	Activision Blizzard, Inc.	333,628
1,645	Alphabet, Inc. Class A*	4,397,940
1,539	Alphabet, Inc. Class C*	4,101,912
696	Charter Communications, Inc. Class A*	506,382
25,116	Comcast Corp. Class A	1,404,738
876	Discovery, Inc. Class A*	22,233
1,617	Discovery, Inc. Class C*	39,245
1,329	DISH Network Corp. Class A*	57,758
1,555	Electronic Arts, Inc.	221,199
13,043	Facebook, Inc. Class A*	4,426,664
1,841	Fox Corp. Class A	73,842
935	Fox Corp. Class B	34,707
2,116	Interpublic Group of Cos., Inc. (The)	77,594
641	Live Nation Entertainment, Inc.*	58,414
1,518	Match Group, Inc.*	238,311
2,414	Netflix, Inc.*	1,473,361
2,320	News Corp. Class A	54,590
566	News Corp. Class B	13,148
1,207	Omnicom Group, Inc.	87,459
652	Take-Two Interactive Software, Inc.*	100,454
4,423	Twitter, Inc.*	267,105
3,198	ViacomCBS, Inc.	126,353

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
9,915	Walt Disney Co. (The)*	$ 1,677,320

		19,794,357

Pharmaceuticals, Biotechnology & Life Sciences – 6.9%
9,672	AbbVie, Inc.	1,043,319
1,655	Agilent Technologies, Inc.	260,712
3,114	Amgen, Inc.	662,192
804	Biogen, Inc.*	227,524
115	Bio-Rad Laboratories, Inc. Class A*	85,784
215	Bio-Techne Corp.	104,183
12,096	Bristol-Myers Squibb Co.	715,720
930	Catalent, Inc.*	123,755
279	Charles River Laboratories International, Inc.*	115,135
4,337	Eli Lilly & Co.	1,002,064
6,811	Gilead Sciences, Inc.	475,748
795	Illumina, Inc.*	322,460
1,026	Incyte Corp.*	70,568
1,047	IQVIA Holdings, Inc.*	250,798
14,371	Johnson & Johnson	2,320,917
13,904	Merck & Co., Inc.	1,044,330
126	Mettler-Toledo International, Inc.*	173,547
1,926	Moderna, Inc.*	741,240
1,422	Organon & Co.	46,627
633	PerkinElmer, Inc.	109,693
30,719	Pfizer, Inc.	1,321,224
577	Regeneron Pharmaceuticals, Inc.*	349,189
2,159	Thermo Fisher Scientific, Inc.	1,233,502
1,428	Vertex Pharmaceuticals, Inc.*	259,025
6,562	Viatris, Inc.	88,915
348	Waters Corp.*	124,340
2,576	Zoetis, Inc.	500,105

		13,772,616

Real Estate – 2.6%
696	Alexandria Real Estate Equities, Inc. (REIT)	132,985
2,487	American Tower Corp. (REIT)	660,075
762	AvalonBay Communities, Inc. (REIT)	168,890
769	Boston Properties, Inc. (REIT)	83,321
1,859	CBRE Group, Inc. Class A*	180,992
2,367	Crown Castle International Corp. (REIT)	410,248
1,547	Digital Realty Trust, Inc. (REIT)	223,464
2,097	Duke Realty Corp. (REIT)	100,383
491	Equinix, Inc. (REIT)	387,954
1,825	Equity Residential (REIT)	147,679
365	Essex Property Trust, Inc. (REIT)	116,705
729	Extra Space Storage, Inc. (REIT)	122,465
378	Federal Realty Investment Trust (REIT)	44,600
3,015	Healthpeak Properties, Inc. (REIT)	100,942
4,011	Host Hotels & Resorts, Inc. (REIT)*	65,500
1,557	Iron Mountain, Inc. (REIT)	67,652
2,332	Kimco Realty Corp. (REIT)	48,389

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
646	Mid-America Apartment Communities, Inc. (REIT)	$ 120,640
4,036	Prologis, Inc. (REIT)	506,235
826	Public Storage (REIT)	245,405
2,020	Realty Income Corp. (REIT)	131,017
891	Regency Centers Corp. (REIT)	59,991
611	SBA Communications Corp. (REIT)	201,978
1,826	Simon Property Group, Inc. (REIT)	237,325
1,468	UDR, Inc. (REIT)	77,775
2,031	Ventas, Inc. (REIT)	112,132
862	Vornado Realty Trust (REIT)	36,213
2,332	Welltower, Inc. (REIT)	192,157
4,071	Weyerhaeuser Co. (REIT)	144,805

		5,127,917

Retailing – 7.0%
344	Advance Auto Parts, Inc.	71,858
2,380	Amazon.com, Inc.*	7,818,395
119	AutoZone, Inc.*	202,061
1,338	Bath & Body Works, Inc.	84,334
1,218	Best Buy Co., Inc.	128,755
873	CarMax, Inc.*	111,709
1,306	Dollar General Corp.	277,055
1,253	Dollar Tree, Inc.*	119,937
3,523	eBay, Inc.	245,447
686	Etsy, Inc.*	142,661
1,099	Gap, Inc. (The)	24,947
813	Genuine Parts Co.	98,560
5,817	Home Depot, Inc. (The)	1,909,488
1,417	LKQ Corp.*	71,304
3,849	Lowe’s Cos., Inc.	780,808
382	O’Reilly Automotive, Inc.*	233,425
221	Pool Corp.	96,005
1,987	Ross Stores, Inc.	216,285
2,715	Target Corp.	621,111
6,629	TJX Cos., Inc. (The)	437,381
641	Tractor Supply Co.	129,873
307	Ulta Beauty, Inc.*	110,802

		13,932,201

Semiconductors & Semiconductor Equipment – 5.6%
6,644	Advanced Micro Devices, Inc.*	683,668
2,948	Analog Devices, Inc.	493,731
4,961	Applied Materials, Inc.	638,629
2,245	Broadcom, Inc.	1,088,668
735	Enphase Energy, Inc.*	110,228
22,206	Intel Corp.	1,183,136
841	KLA Corp.	281,323
786	Lam Research Corp.	447,352
1,506	Microchip Technology, Inc.	231,156
6,196	Micron Technology, Inc.	439,792
244	Monolithic Power Systems, Inc.	118,262
13,608	NVIDIA Corp.	2,819,033
1,435	NXP Semiconductors NV	281,073
627	Qorvo, Inc.*	104,828
6,169	QUALCOMM, Inc.	795,678
914	Skyworks Solutions, Inc.	150,609
888	Teradyne, Inc.	96,943
5,052	Texas Instruments, Inc.	971,045

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,375	Xilinx, Inc.	$ 207,611

		11,142,765

Software & Services – 14.1%
3,477	Accenture plc Class A	1,112,362
2,599	Adobe, Inc.*	1,496,296
925	Akamai Technologies, Inc.*	96,746
472	ANSYS, Inc.*	160,692
1,211	Autodesk, Inc.*	345,341
2,325	Automatic Data Processing, Inc.	464,814
655	Broadridge Financial Solutions, Inc.	109,149
1,523	Cadence Design Systems, Inc.*	230,643
740	Ceridian HCM Holding, Inc.*	83,339
675	Citrix Systems, Inc.	72,475
2,882	Cognizant Technology Solutions Corp. Class A	213,873
1,390	DXC Technology Co.*	46,718
3,327	Fidelity National Information Services, Inc.	404,829
3,218	Fiserv, Inc.*	349,153
462	FleetCor Technologies, Inc.*	120,707
740	Fortinet, Inc.*	216,110
459	Gartner, Inc.*	139,481
1,615	Global Payments, Inc.	254,492
4,892	International Business Machines Corp.	679,646
1,497	Intuit, Inc.	807,646
396	Jack Henry & Associates, Inc.	64,968
4,777	Mastercard, Inc. Class A	1,660,867
41,068	Microsoft Corp.	11,577,891
3,235	NortonLifeLock, Inc.	81,845
9,033	Oracle Corp.	787,045
1,739	Paychex, Inc.	195,550
265	Paycom Software, Inc.*	131,374
6,412	PayPal Holdings, Inc.*	1,668,466
595	PTC, Inc.*	71,275
5,299	salesforce.com, Inc.*	1,437,195
1,080	ServiceNow, Inc.*	672,052
842	Synopsys, Inc.*	252,103
218	Tyler Technologies, Inc.*	99,986
553	VeriSign, Inc.*	113,370
9,221	Visa, Inc. Class A	2,053,978
2,214	Western Union Co. (The)	44,767

		28,317,244

Technology Hardware & Equipment – 7.9%
3,239	Amphenol Corp. Class A	237,192
85,818	Apple, Inc.	12,143,247
297	Arista Networks, Inc.*	102,061
754	CDW Corp.	137,243
22,981	Cisco Systems, Inc.	1,250,856
4,120	Corning, Inc.	150,339
333	F5 Networks, Inc.*	66,194
7,290	Hewlett Packard Enterprise Co.	103,882
6,610	HP, Inc.	180,850
209	IPG Photonics Corp.*	33,106
1,798	Juniper Networks, Inc.	49,481
1,005	Keysight Technologies, Inc.*	165,111
937	Motorola Solutions, Inc.	217,684
1,216	NetApp, Inc.	109,148

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
1,109	Seagate Technology Holdings plc	$ 91,515
1,771	TE Connectivity Ltd.	243,017
251	Teledyne Technologies, Inc.*	107,824
1,357	Trimble, Inc.*	111,613
1,631	Western Digital Corp.*	92,054
291	Zebra Technologies Corp. Class A*	149,987

		15,742,404

Telecommunication Services – 1.4%
38,916	AT&T, Inc.	1,051,121
5,649	Lumen Technologies, Inc.	69,991
3,205	T-Mobile US, Inc.*	409,471
22,683	Verizon Communications, Inc.	1,225,109

		2,755,692

Transportation – 1.7%
699	Alaska Air Group, Inc.*	40,961
3,649	American Airlines Group, Inc.*	74,877
697	CH Robinson Worldwide, Inc.	60,639
12,222	CSX Corp.	363,482
3,380	Delta Air Lines, Inc.*	144,022
947	Expeditors International of Washington, Inc.	112,816
1,338	FedEx Corp.	293,410
467	JB Hunt Transport Services, Inc.	78,092
504	Kansas City Southern	136,403
1,354	Norfolk Southern Corp.	323,944
503	Old Dominion Freight Line, Inc.	143,848
3,313	Southwest Airlines Co.*	170,388
3,576	Union Pacific Corp.	700,932
1,817	United Airlines Holdings, Inc.*	86,435
3,962	United Parcel Service, Inc. Class B	721,480

		3,451,729

Utilities – 2.4%
3,755	AES Corp. (The)	85,727
1,324	Alliant Energy Corp.	74,118
1,445	Ameren Corp.	117,045
2,782	American Electric Power Co., Inc.	225,843
988	American Water Works Co., Inc.	167,012
741	Atmos Energy Corp.	65,356
3,042	CenterPoint Energy, Inc.	74,833
1,628	CMS Energy Corp.	97,240
1,885	Consolidated Edison, Inc.	136,832
4,421	Dominion Energy, Inc.	322,821
1,045	DTE Energy Co.	116,737
4,178	Duke Energy Corp.	407,731
2,087	Edison International	115,766
1,074	Entergy Corp.	106,659
1,244	Evergy, Inc.	77,377
1,869	Eversource Energy	152,809
5,305	Exelon Corp.	256,444
3,078	FirstEnergy Corp.	109,638
10,686	NextEra Energy, Inc.	839,065
2,089	NiSource, Inc.	50,616
1,276	NRG Energy, Inc.	52,099
601	Pinnacle West Capital Corp.	43,488
4,128	PPL Corp.	115,089

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,826	Public Service Enterprise Group, Inc.	$ 172,103
1,666	Sempra Energy	210,749
5,865	Southern Co. (The)	363,454
1,773	WEC Energy Group, Inc.	156,379
2,991	Xcel Energy, Inc.	186,938

		4,899,968

TOTAL INVESTMENTS – 99.7% (Cost $50,569,800)		$199,713,470

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		596,205

NET ASSETS – 100.0%		$200,309,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	5	12/17/2021	$1,074,438	$(41,719)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 24.8%
103,265	iShares Core S&P 500 ETF	$ 44,488,628
104,600	Vanguard S&P 500 ETF	41,254,240

TOTAL EXCHANGE TRADED FUNDS (Cost $50,848,279)		$ 85,742,868

Shares	Dividend Rate	Value

Investment Companies(a) – 55.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
104,762,108	0.026%	$104,762,108
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
17,641,672	0.006	17,641,672
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
35,224,534	0.006	35,224,534
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
35,223,719	0.006	35,223,719

TOTAL INVESTMENT COMPANIES (Cost $192,852,033)		$192,852,033

TOTAL INVESTMENTS – 80.6% (Cost $243,700,312)		$278,594,901

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.4%		67,008,759

NET ASSETS – 100.0%		$345,603,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	853	12/17/2021	$39,997,177	$(720,351)
Euro-Bund	118	12/08/2021	23,235,134	(318,872)
FTSE 100 Index	308	12/17/2021	29,354,969	285,684
Japan 10 Year Bond	48	12/13/2021	65,326,924	(145,184)
S&P 500 E-Mini Index	388	12/17/2021	83,376,350	(3,127,682)
TOPIX Index	103	12/09/2021	18,791,635	(307,754)

Total Futures Contracts				$(4,334,159)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Banks – 0.5%
561	SVB Financial Group*	$ 362,900

Capital Goods – 9.3%
2,808	Allegion plc	371,162
6,081	AMETEK, Inc.	754,105
30,442	AZEK Co., Inc. (The)*	1,112,046
3,511	Cummins, Inc.	788,430
10,860	Fortive Corp.	766,390
7,271	ITT, Inc.	624,143
4,705	Rockwell Automation, Inc.	1,383,458
6,274	Trane Technologies plc	1,083,206
641	TransDigm Group, Inc.*	400,349

		7,283,289

Commercial & Professional Services – 5.0%
19,581	CoStar Group, Inc.*	1,685,141
5,248	TransUnion	589,403
8,218	Verisk Analytics, Inc.	1,645,819

		3,920,363

Consumer Durables & Apparel – 2.4%
4,499	Lululemon Athletica, Inc.*	1,820,745
2,322	On Holding AG Class A*	69,962

		1,890,707

Consumer Services – 3.4%
7,239	Chegg, Inc.*	492,397
10,856	Expedia Group, Inc.*	1,779,298
3,353	Yum! Brands, Inc.	410,106

		2,681,801

Diversified Financials – 2.2%
6,438	Discover Financial Services	790,908
1,484	MarketAxess Holdings, Inc.	624,304
4,098	Tradeweb Markets, Inc. Class A	331,037

		1,746,249

Energy – 1.5%
4,996	Cheniere Energy, Inc.*	487,959
4,006	Pioneer Natural Resources Co.	667,039

		1,154,998

Food, Beverage & Tobacco – 3.5%
12,544	Coca-Cola Europacific Partners plc	693,558
12,915	McCormick & Co., Inc. (Non-Voting)	1,046,502
57,418	Utz Brands, Inc.	983,570

		2,723,630

Health Care Equipment & Services – 12.5%
1,656	Align Technology, Inc.*	1,101,952
10,114	Guardant Health, Inc.*	1,264,351
2,307	IDEXX Laboratories, Inc.*	1,434,723
5,456	Insulet Corp.*	1,550,759
6,040	Veeva Systems, Inc. Class A*	1,740,547
4,242	West Pharmaceutical Services, Inc.	1,800,898

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
5,877	Zimmer Biomet Holdings, Inc.	$ 860,158

		9,753,388

Insurance – 0.6%
13,759	Ryan Specialty Group Holdings, Inc. Class A*	466,017

Materials – 3.7%
15,030	Ball Corp.	1,352,249
18,128	Danimer Scientific, Inc.*	296,212
2,184	Martin Marietta Materials, Inc.	746,229
3,700	PPG Industries, Inc.	529,137

		2,923,827

Media & Entertainment – 5.3%
7,623	Bumble, Inc. Class A*	380,998
14,521	Discovery, Inc. Class A*	368,543
9,328	Live Nation Entertainment, Inc.*	850,061
9,379	Match Group, Inc.*	1,472,409
758	Roku, Inc.*	237,519
866	Spotify Technology SA*	195,144
10,136	Twitter, Inc.*	612,113

		4,116,787

Pharmaceuticals, Biotechnology & Life Sciences – 9.1%
1,664	10X Genomics, Inc. Class A*	242,245
8,754	Adaptive Biotechnologies Corp.*	297,549
7,538	Agilent Technologies, Inc.	1,187,461
2,393	Alnylam Pharmaceuticals, Inc.*	451,822
10,047	Catalent, Inc.*	1,336,954
11,682	Genmab A/S ADR*	510,504
7,990	Neurocrine Biosciences, Inc.*	766,321
2,232	Novavax, Inc.*	462,716
5,977	PerkinElmer, Inc.	1,035,754
4,975	Seagen, Inc.*	844,755

		7,136,081

Real Estate Investment Trusts – 0.8%
7,529	Equity LifeStyle Properties, Inc.	588,015

Retailing – 6.4%
2,736	Burlington Stores, Inc.*	775,848
8,187	Etsy, Inc.*	1,702,569
1,525	O’Reilly Automotive, Inc.*	931,866
866	RH*	577,544
2,674	Ulta Beauty, Inc.*	965,100

		4,952,927

Semiconductors & Semiconductor Equipment – 5.8%
5,297	Cree, Inc.*	427,627
6,747	Entegris, Inc.	849,447
14,322	Marvell Technology, Inc.	863,760
5,795	Microchip Technology, Inc.	889,474
4,902	MKS Instruments, Inc.	739,761
16,064	ON Semiconductor Corp.*	735,249

		4,505,318

Software & Services – 22.4%
3,042	ANSYS, Inc.*	1,035,649
4,111	Bill.com Holdings, Inc.*	1,097,431

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
3,105	C3.ai, Inc. Class A*	$ 143,886
12,763	Cadence Design Systems, Inc.*	1,932,829
7,160	DocuSign, Inc.*	1,843,199
10,350	Dynatrace, Inc.*	734,539
644	EPAM Systems, Inc.*	367,389
2,356	HubSpot, Inc.*	1,592,868
3,890	Okta, Inc.*	923,253
4,081	Palo Alto Networks, Inc.*	1,954,799
2,826	Paycom Software, Inc.*	1,400,989
1,705	Procore Technologies, Inc.*	152,325
4,612	RingCentral, Inc. Class A*	1,003,110
5,721	Shift4 Payments, Inc. Class A*	443,492
10,170	Splunk, Inc.*	1,471,701
3,744	Thoughtworks Holding, Inc.*	107,490
5,711	UiPath, Inc. Class A*	300,456
3,633	Zscaler, Inc.*	952,645

		17,458,050

Technology Hardware & Equipment – 3.0%
16,953	Amphenol Corp. Class A	1,241,468
6,857	Keysight Technologies, Inc.*	1,126,537

		2,368,005

Transportation – 2.2%
4,399	Old Dominion Freight Line, Inc.	1,258,026
1,754	Saia, Inc.*	417,505

		1,675,531

TOTAL COMMON STOCKS (Cost $53,165,067)		$77,707,883

Shares	Dividend Rate	Value

Investment Company(a) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
294,537	0.026%	$ 294,537
(Cost $294,537)

TOTAL INVESTMENTS – 100.0% (Cost $53,459,604)		$78,002,420

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		37,919

NET ASSETS – 100.0%		$78,040,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities(a) – 3.8%
Adjustable Rate FHLMC – 0.5%
$51,035	2.000%	05/01/2035	$ 53,813
15,165	2.285	09/01/2035	16,013
94,705	2.360	12/01/2036	100,107
27,991	2.555	04/01/2037	29,704
74,589	2.266	01/01/2038	79,086
95,644	2.291	01/01/2038	100,779

			379,502

Adjustable Rate FNMA – 3.1%
13,729	1.575	05/01/2033	14,264
64,989	2.333	05/01/2035	68,515
161,796	2.237	06/01/2035	169,910
204,259	1.945	11/01/2035	214,350
25,448	2.047	12/01/2035	26,808
89,165	2.379	03/01/2037	94,336
1,748,256	2.080	02/01/2041	1,847,519

			2,435,702

Adjustable Rate GNMA – 0.2%
105,806	1.875	04/20/2033	109,882

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,937,196)			$ 2,925,086

Collateralized Mortgage Obligations(a) – 17.7%
Agency Multi-Family(b) – 1.4%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL
$30,124	0.433%	08/25/2025	$ 30,131
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A
244,739	0.452	05/25/2024	245,232
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF58, Class A
413,773	0.583	01/25/2026	415,270
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF60, Class A
352,823	0.576	02/25/2026	353,807

			1,044,440

Regular Floater – 16.3%
FHLMC REMIC Series 3049, Class FP
114,283	0.434	10/15/2035	115,061
FHLMC REMIC Series 3208, Class FB
61,138	0.484	08/15/2036	61,631
FHLMC REMIC Series 3208, Class FD
91,096	0.484	08/15/2036	91,830
FHLMC REMIC Series 3208, Class FG
366,828	0.484	08/15/2036	369,784
FHLMC REMIC Series 3307, Class FT
574,553	0.324	07/15/2034	577,371
FHLMC REMIC Series 3311, Class KF
1,087,292	0.424	05/15/2037	1,093,849
FHLMC REMIC Series 3371, Class FA(b)
238,437	0.684	09/15/2037	242,195
FHLMC REMIC Series 4068, Class UF
1,164,646	0.584	06/15/2042	1,175,795
FHLMC REMIC Series 4174, Class FB(b)
29,768	0.384	05/15/2039	29,768
FHLMC REMIC Series 4320, Class FD
197,200	0.484	07/15/2039	198,716
FHLMC REMIC Series 4477, Class FG
201,084	0.400	10/15/2040	200,308

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 4508, Class CF
$188,052	0.484%	09/15/2045	$ 190,245
FHLMC REMIC Series 4631, Class GF
996,159	0.584	11/15/2046	1,005,829
FHLMC REMIC Series 4637, Class QF
81,702	1.086	04/15/2044	81,223
FHLMC REMIC Series 4942, Class FA
1,615,529	0.586	01/25/2050	1,627,898
FNMA REMIC Series 2006-82, Class F
59,362	0.656	09/25/2036	60,016
FNMA REMIC Series 2006-96, Class FA
314,717	0.386	10/25/2036	315,862
FNMA REMIC Series 2007-33, Class HF
51,647	0.436	04/25/2037	51,887
FNMA REMIC Series 2007-36, Class F
86,151	0.316	04/25/2037	86,587
FNMA REMIC Series 2007-85, Class FC
257,053	0.626	09/25/2037	260,341
FNMA REMIC Series 2008-8, Class FB
169,707	0.906	02/25/2038	172,562
FNMA REMIC Series 2011-63, Class FG
211,700	0.536	07/25/2041	214,331
FNMA REMIC Series 2012-35, Class QF
698,407	0.486	04/25/2042	703,741
FNMA REMIC Series 2016-1, Class FT
470,747	0.436	02/25/2046	473,749
FNMA REMIC Series 2017-45, Class FA
332,322	0.420	06/25/2047	331,689
FNMA REMIC Series 2017-96, Class FC
698,275	0.486	12/25/2057	706,014
FNMA REMIC Series 2018-60, Class FK
1,668,403	0.386	08/25/2048	1,673,223
GNMA REMIC Series 2005-48, Class AF(b)
292,864	0.287	06/20/2035	293,411
GNMA REMIC Series 2012-98, Class FA(b)
263,489	0.487	08/20/2042	265,287

			12,670,203

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,648,837)			$13,714,643

Commercial Mortgage-Backed Securities(a)(c) – 1.0%
Adjustable Rate Non-Agency – 1.0%
BXHPP Trust Series 2021-FILM, Class A
$400,000	0.734%	08/15/2036	$ 400,313
CIM Retail Portfolio Trust Series 2021-RETL, Class A
200,000	1.484	08/15/2036	200,204
Great Wolf Trust Series 2019-WOLF, Class A
200,000	1.118	12/15/2036	200,386

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $799,938)			$ 800,903

U.S. Government Agency Security(a) – 1.9%
FFCB
	(SOFR + 0.17%),
$1,500,000	0.220%	03/15/2022	$ 1,501,167
(Cost $1,500,000)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 25.4%
Automobile – 2.5%
Ford Credit Auto Owner Trust Series 2018-2, Class A(c)
$350,000	3.470%	01/15/2030	$ 368,736
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(a)
750,000	0.584	09/15/2025	753,859
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
850,000	0.644	02/15/2024	851,622

			1,974,217

Collateralized Loan Obligations(a)(c) – 16.8%
AIG CLO Series 2021-1A, Class A
600,000	1.284	04/22/2034	600,656
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1
750,000	1.350	04/15/2034	750,229
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A
350,000	1.182	01/28/2031	350,174
Assurant CLO I Ltd. Series 2017-1A, Class A
300,000	1.384	10/20/2029	300,133
Carlyle US CLO Ltd. Series 2017-2A, Class A1R
1,000,000	1.184	07/20/2031	1,000,215
CBAM Ltd. Series 2018-5A, Class A
1,100,000	1.154	04/17/2031	1,100,020
Cutwater Ltd. Series 2014-1A, Class A1AR
8,756	1.376	07/15/2026	8,756
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	1.104	04/18/2031	600,092
Halsey Point CLO I Ltd. Series 2019-1A, Class A2A
250,000	1.484	01/20/2033	250,139
Jamestown CLO XV Ltd. Series 2020-15A, Class A
300,000	1.466	04/15/2033	300,342
LCM XV LP Series 15A, Class AR2
1,000,000	1.134	07/20/2030	1,000,048
LCM XX LP Series 20A, Class AR
401,949	1.174	10/20/2027	402,011
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,096,836	0.876	04/15/2029	1,096,875
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1
800,000	1.369	10/17/2034	800,161
Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, Class AR
300,000	1.174	04/20/2031	300,234
Octagon 54 Ltd. Series 2021-1A, Class A1
300,000	1.253	07/15/2034	300,221
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR
750,000	1.286	07/02/2035	750,538
Parallel Ltd. Series 2015-1A, Class AR
43,692	0.984	07/20/2027	43,693
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	1.424	01/18/2032	800,278
Sound Point CLO XXII Ltd. Series 2019-1A, Class AR
500,000	1.193	01/20/2032	500,105
Trimaran CAVU Ltd. Series 2021-1A, Class A
500,000	1.348	04/23/2032	500,056
Trysail CLO Ltd. Series 2021-1A, Class A1
400,000	1.461	07/20/2032	400,825
Wellfleet CLO X Ltd. Series 2019-XA, Class A1R
900,000	1.344	07/20/2032	900,297

			13,056,098

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Credit Card(a) – 2.5%
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
$1,400,000	0.704%	04/22/2026	$ 1,415,522
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	0.453	08/08/2024	501,378

			1,916,900

Student Loans(a) – 3.6%
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
398,122	0.929	02/25/2030	399,587
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(c)
111,758	0.786	02/25/2039	111,622
Educational Funding of the South, Inc. Series 2011-1, Class A2
219,873	0.775	04/25/2035	220,010
Higher Education Funding I Series 2014-1, Class A(c)
661,639	1.179	05/25/2034	664,440
Illinois Student Assistance Commission Series 2010-1, Class A3
127,516	1.025	07/25/2045	127,991
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
234,182	1.087	05/20/2030	234,325
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3
298,931	0.265	10/25/2035	295,192
SLM Student Loan Trust Series 2005-5, Class A4
453,364	0.265	10/25/2028	451,327
SLM Student Loan Trust Series 2007-1, Class A5
29,385	0.215	01/26/2026	29,383
SLM Student Loan Trust Series 2008-5, Class A4
46,518	1.825	07/25/2023	46,983
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
4,047	0.995	10/01/2024	4,047
Utah State Board of Regents Series 2015-1, Class A
204,140	0.686	02/25/2043	204,203

			2,789,110

TOTAL ASSET-BACKED SECURITIES (Cost $19,686,963)			$19,736,325

Supranational(a)(c) – 2.0%
European Investment Bank
	(SOFR + 0.29%),
$1,530,000	0.340%	06/10/2022	$ 1,532,392
(Cost $1,530,000)

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A
	(1 Mo. LIBOR + 0.50%),
$93,434	0.585%	01/25/2033	$ 93,664
(Cost $93,434)

U.S. Treasury Obligations – 35.0%
U.S. Treasury Bonds
$220,000	3.750%	11/15/2043	$ 287,787
170,000	3.375	05/15/2044	211,305
U.S. Treasury Inflation Linked Notes
890,370	0.125	07/15/2022	911,821

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
	(3 Mo. U.S. T-Bill MMY + 0.15%),
$600,000	0.189	%(a)	01/31/2022	$ 600,305
120,000	1.875		02/28/2022	120,900
	(3 Mo. U.S. T-Bill MMY + 0.06%),
9,800,000	0.090	(a)	10/31/2022	9,804,352
	(3 Mo. U.S. T-Bill MMY + 0.05%),
8,800,000	0.084	(a)	01/31/2023	8,803,954
20,000	2.750		04/30/2023	20,803
	(3 Mo. U.S. T-Bill MMY + 0.03%),
3,900,000	0.064	(a)	07/31/2023	3,900,043
920,000	2.875		10/31/2023	969,091
1,020,000	1.125		02/28/2025	1,037,053
140,000	2.875		05/31/2025	151,003
10,000	3.000		09/30/2025	10,873
250,000	2.125		05/31/2026	263,672
20,000	1.375		08/31/2026	20,384

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,989,502)				$27,113,346

Shares	Dividend Rate			Value

Investment Company(d) – 11.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,882,876	0.026%			$ 8,882,876
(Cost $8,882,876)

TOTAL INVESTMENTS – 98.4% (Cost $76,068,746)				$76,300,402

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%				1,257,303

NET ASSETS – 100.0%				$77,557,705

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2021.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	7	12/31/2021	$1,540,492	$(718)
U.S. Treasury 10 Year Ultra Note	4	12/21/2021	581,688	(8,009)

Total				$(8,727)

Short position contracts:
U.S. Treasury 5 Year Note	(29)	12/31/2021	$(3,560,883)	$18,553
U.S. Treasury 10 Year Note	(1)	12/21/2021	(131,719)	1,282
U.S. Treasury Long Bond	(6)	12/21/2021	(957,000)	19,049
U.S. Treasury Ultra Bond	(1)	12/21/2021	(191,594)	4,824

Total				$43,708

Total Futures Contracts				$34,981

SWAP CONTRACTS — At September 30, 2021, the Fund had the following swap contract:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD	2,180	$(148)	$—	$(148)

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2021.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Australia – 10.6%
33,135	Australia & New Zealand Banking Group Ltd. (Banks)	$ 665,435
28,250	BHP Group Ltd. (Materials)	754,497
34,859	BHP Group plc (Materials)	878,250
5,268	BlueScope Steel Ltd. (Materials)	76,331
24,941	Brambles Ltd. (Commercial & Professional Services)	191,783
19,595	Commonwealth Bank of Australia (Banks)	1,454,152
4,131	Domino’s Pizza Enterprises Ltd. (Consumer Services)	472,497
16,046	Endeavour Group Ltd. (Food & Staples Retailing)	80,296
21,407	Fortescue Metals Group Ltd. (Materials)	228,028
57,362	Glencore plc (Materials)*	269,837
53,719	Goodman Group (REIT)	826,579
18,452	Mineral Resources Ltd. (Materials)	585,595
3,289	Premier Investments Ltd. (Retailing)	70,709
4,609	Rio Tinto Ltd. (Materials)	328,119
15,106	Rio Tinto plc ADR (Materials)(a)	1,009,383
24,356	Sonic Healthcare Ltd. (Health Care Equipment & Services)	703,869
248,815	Telstra Corp. Ltd. (Telecommunication Services)	697,204
77,213	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	680,863
2,763	Wesfarmers Ltd. (Retailing)	109,894
30,516	Woolworths Group Ltd. (Food & Staples Retailing)	857,142

		10,940,463

Brazil – 0.3%
6,197	Yara International ASA (Materials)	306,976

China – 0.5%
231,400	Chow Tai Fook Jewellery Group Ltd. (Retailing)	440,074
15,000	SITC International Holdings Co. Ltd. (Transportation)	53,376

		493,450

Denmark – 2.1%
114	AP Moller - Maersk A/S Class A (Transportation)	293,782
153	AP Moller - Maersk A/S Class B (Transportation)	414,185
277	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	42,423
598	DSV A/S (Transportation)	143,140
9,566	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	922,063

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
3,706	Solar A/S Class B (Capital Goods)	$ 364,250

		2,179,843

Finland – 0.8%
20,580	Kesko OYJ Class B (Food & Staples Retailing)	709,874
23,745	Nokia OYJ (Technology Hardware & Equipment)*	130,961
1,882	Nordea Bank Abp (Banks)	24,252

		865,087

France – 11.4%
3,340	Airbus SE (Capital Goods)*	442,804
1,660	Arkema SA (Materials)	218,899
36,454	AXA SA (Insurance)	1,010,259
12,131	Cie de Saint-Gobain (Capital Goods)	816,380
1,147	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	175,881
15,170	Dassault Systemes SE (Software & Services)	798,329
43,069	Electricite de France SA (Utilities)	541,212
57,431	Engie SA (Utilities)	751,381
2,917	IPSOS (Media & Entertainment)	132,559
1,357	Kering SA (Consumer Durables & Apparel)	963,824
7,670	Legrand SA (Capital Goods)	821,838
129	L’Oreal SA (Household & Personal Products)	53,381
2,618	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,875,180
133	Pernod Ricard SA (Food, Beverage & Tobacco)	29,322
11,004	Publicis Groupe SA (Media & Entertainment)	739,225
37,923	Rexel SA (Capital Goods)*	730,705
1,437	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	803,003
26,419	Societe Generale SA (Banks)	827,307

		11,731,489

Germany – 9.6%
2,969	adidas AG (Consumer Durables & Apparel)	933,028
13,808	BASF SE (Materials)	1,046,788
7,793	Brenntag SE (Capital Goods)	723,928
8,776	Covestro AG (Materials)(b)	598,091
17,757	Deutsche Post AG (Registered) (Transportation)	1,113,538
26,536	Deutsche Telekom AG (Registered) (Telecommunication Services)	532,158
63,552	E.ON SE (Utilities)	775,697

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
4,405	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 431,015
912	Hapag-Lloyd AG (Transportation)(b)	199,557
1,433	HelloFresh SE (Retailing)*	132,076
6,528	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	603,896
4,150	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	898,225
1,856	SAP SE (Software & Services)	250,985
10,943	Siemens Healthineers AG (Health Care Equipment & Services)(b)	709,714
141	Sixt SE (Preference) (Transportation)(c)	12,519
4,687	SUESS MicroTec SE (Semiconductors & Semiconductor Equipment)*	120,647
3,940	Volkswagen AG (Preference) (Automobiles & Components)(c)	878,236

		9,960,098

Hong Kong – 2.6%
133,200	AIA Group Ltd. (Insurance)	1,532,387
30,500	CK Asset Holdings Ltd. (Real Estate)	175,978
25,500	CK Infrastructure Holdings Ltd. (Utilities)	142,230
4,300	Link REIT (REIT)	36,822
55,500	Sun Hung Kai Properties Ltd. (Real Estate)	692,992
3,500	Techtronic Industries Co. Ltd. (Capital Goods)	69,166

		2,649,575

Ireland – 0.4%
2,298	Flutter Entertainment plc (Consumer Services)*	452,009

Israel – 0.0%
2,710	Plus500 Ltd. (Diversified Financials)	50,755

Italy – 0.1%
14,700	PRADA SpA (Consumer Durables & Apparel)	80,276

Japan – 26.4%
55,300	Acom Co. Ltd. (Diversified Financials)	202,075
15,600	Aeon Co. Ltd. (Food & Staples Retailing)	410,124
62,100	Amada Co. Ltd. (Capital Goods)	640,566
20,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	340,702

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,000	Canon, Inc. (Technology Hardware & Equipment)	$ 171,277
6,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	248,838
15,400	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	70,559
65,200	Concordia Financial Group Ltd. (Banks)	256,661
24,800	Daiwa House Industry Co. Ltd. (Real Estate)	826,708
3,200	Dentsu Group, Inc. (Media & Entertainment)	123,119
500	DIC Corp. (Materials)	14,103
2,000	Disco Corp. (Semiconductors & Semiconductor Equipment)	560,175
7,600	DTS Corp. (Software & Services)	174,669
19,900	France Bed Holdings Co. Ltd. (Health Care Equipment & Services)	164,618
4,500	Fujitsu Ltd. (Software & Services)	813,198
1,300	Gunze Ltd. (Consumer Durables & Apparel)	50,617
19,500	Hokkaido Gas Co. Ltd. (Utilities)	270,137
800	Hoya Corp. (Health Care Equipment & Services)	124,815
7,300	Ichinen Holdings Co. Ltd. (Transportation)	85,586
3,400	Ines Corp. (Software & Services)	46,503
18,700	Isuzu Motors Ltd. (Automobiles & Components)	243,291
8,600	Kansai Electric Power Co., Inc. (The) (Utilities)	83,336
13,700	Kao Corp. (Household & Personal Products)	815,336
1,500	KDDI Corp. (Telecommunication Services)	49,385
37,700	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	699,708
7,600	Komori Corp. (Capital Goods)	59,337
8,200	Mars Group Holdings Corp. (Consumer Durables & Apparel)	120,633
4,400	Marui Group Co. Ltd. (Retailing)	84,936
1,300	Mazda Motor Corp. (Automobiles & Components)*	11,250
2,900	Meiji Electric Industries Co. Ltd. (Capital Goods)	34,784
11,600	MINEBEA MITSUMI, Inc. (Capital Goods)	295,427
4,900	Mitsubishi Gas Chemical Co., Inc. (Materials)	96,626
122,700	Mitsubishi HC Capital, Inc. (Diversified Financials)	641,585

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,900	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	$ 49,548
39,600	Mitsui & Co. Ltd. (Capital Goods)	865,933
9,000	Mitsui OSK Lines Ltd. (Transportation)	603,967
12,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	421,429
14,000	NEC Corp. (Software & Services)	758,674
37,800	NGK Insulators Ltd. (Capital Goods)	640,754
17,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	482,140
9,100	Nippon Yusen KK (Transportation)	681,848
12,500	Nissan Motor Co. Ltd. (Automobiles & Components)*	62,468
3,200	Nitto Denko Corp. (Materials)	227,797
147,600	Nomura Holdings, Inc. (Diversified Financials)	727,654
900	NS Solutions Corp. (Software & Services)	30,536
43,500	NTT Data Corp. (Software & Services)	841,039
300	OBIC Business Consultants Co. Ltd. (Software & Services)	15,272
2,400	OKUMA Corp. (Capital Goods)	115,621
17,100	Olympus Corp. (Health Care Equipment & Services)	374,285
1,900	Optex Group Co. Ltd. (Technology Hardware & Equipment)	25,843
48,200	ORIX Corp. (Diversified Financials)	901,896
2,700	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	53,836
49,900	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)*	614,137
11,200	Resona Holdings, Inc. (Banks)	44,800
43,900	Ricoh Co. Ltd. (Technology Hardware & Equipment)	449,196
1,600	S Foods, Inc. (Food, Beverage & Tobacco)	43,984
5,800	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	81,572
3,000	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	139,574
4,900	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	419,727
5,600	Sekisui House Ltd. (Consumer Durables & Apparel)	117,269

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,200	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 39,747
13,000	SoftBank Group Corp. (Telecommunication Services)	751,209
54,600	Sumitomo Corp. (Capital Goods)	769,146
33,900	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	605,930
4,800	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	91,169
1,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	44,305
26,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	935,771
5,400	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	223,859
29,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	966,395
17,300	Tokio Marine Holdings, Inc. (Insurance)	927,367
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	176,712
15,200	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	623,836
4,200	Tokyotokeiba Co. Ltd. (Consumer Services)	164,562
35,600	Tosoh Corp. (Materials)	645,134
10,200	Toyota Tsusho Corp. (Capital Goods)	428,333
1,600	Trend Micro, Inc. (Software & Services)	89,101
4,800	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	273,325
10,500	USS Co. Ltd. (Retailing)	178,735
3,400	Wacoal Holdings Corp. (Consumer Durables & Apparel)	72,060
25,100	Yamaha Motor Co. Ltd. (Automobiles & Components)	698,780

		27,326,959

Luxembourg – 0.8%
6,361	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	816,698

Netherlands – 5.4%
2,139	ASM International NV (Semiconductors & Semiconductor Equipment)	837,672
3,471	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,593,040

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
20,891	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	$ 695,631
45,790	PostNL NV (Transportation)	220,939
26,667	Royal Dutch Shell plc Class A (Energy)	595,892
12,103	Royal Dutch Shell plc Class B ADR (Energy)	535,800
1,422	Signify NV (Capital Goods)(b)	71,181

		5,550,155

New Zealand – 0.0%
11,345	Meridian Energy Ltd. (Utilities)	38,366

Norway – 1.8%
14,584	Aker BP ASA (Energy)	472,715
13,331	Golden Ocean Group Ltd. (Transportation)	139,462
11,183	Kid ASA (Retailing)(b)	145,069
103,302	Norsk Hydro ASA (Materials)	771,045
19,476	Stolt-Nielsen Ltd. (Transportation)	272,766
21,290	Wallenius Wilhelmsen ASA (Transportation)*	79,736

		1,880,793

Portugal – 0.1%
11,416	Galp Energia SGPS SA (Energy)	129,663

Singapore – 0.2%
18,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	159,152

South Africa – 0.8%
24,581	Anglo American plc (Materials)	861,531

Spain – 1.1%
10,609	Acerinox SA (Materials)	135,977
123,684	Banco Bilbao Vizcaya Argentaria SA (Banks)	816,390
30,316	Bankinter SA (Banks)	177,383

		1,129,750

Sweden – 2.4%
890	Boliden AB (Materials)*	28,498
15,469	Getinge AB Class B (Health Care Equipment & Services)	616,718
6,894	Industrivarden AB Class C (Diversified Financials)	212,995
21,054	Investor AB Class A (Diversified Financials)	455,878
18,843	Investor AB Class B (Diversified Financials)	405,207
4,334	Lundin Energy AB (Energy)	160,883
3,420	New Wave Group AB Class B (Consumer Durables & Apparel)*	50,958
13,363	Sandvik AB (Capital Goods)	305,295
708	SKF AB Class B (Capital Goods)	16,695
22,200	SSAB AB Class B (Materials)*	94,628
6,697	Swedbank AB Class A (Banks)	135,043

		2,482,798

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 9.2%
29,136	ABB Ltd. (Registered) (Capital Goods)	$ 974,652
9,331	Adecco Group AG (Registered) (Commercial & Professional Services)	467,537
150	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)	114,630
2,206	Kuehne + Nagel International AG (Registered) (Transportation)	753,131
1,434	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,075,657
8,394	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,011,394
2,375	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	194,748
6,166	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,250,405
1,412	Sika AG (Registered) (Materials)	446,437
15,523	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	677,109
614	Swatch Group AG (The) (Consumer Durables & Apparel)	160,181
1,194	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	676,262
45,285	UBS Group AG (Registered) (Diversified Financials)	722,822

		9,524,965

Ukraine – 0.1%
12,085	Ferrexpo plc (Materials)	53,279

United Kingdom – 7.6%
110,224	Aviva plc (Insurance)	584,174
7,836	Barclays plc (Banks)	19,911
3,207	Bellway plc (Consumer Durables & Apparel)	141,450
10,876	BP plc ADR (Energy)	297,241
6,579	Brewin Dolphin Holdings plc (Diversified Financials)	33,951
31,561	British American Tobacco plc (Food, Beverage & Tobacco)	1,103,200
96,500	CK Hutchison Holdings Ltd. (Capital Goods)	643,764
13,905	Clarkson plc (Transportation)	711,953
16,385	Halfords Group plc (Retailing)	67,115
20,228	Imperial Brands plc (Food, Beverage & Tobacco)	423,102
3,743	Inchcape plc (Retailing)	40,901

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
54,832	ITV plc (Media & Entertainment)*	$ 78,419
20,592	JD Sports Fashion plc (Retailing)	289,389
27,794	Legal & General Group plc (Insurance)	104,425
58,078	Man Group plc (Diversified Financials)	159,874
31,275	Melrose Industries plc (Capital Goods)	72,611
5,841	Next plc (Retailing)	642,515
2,683	Persimmon plc (Consumer Durables & Apparel)	95,957
47,834	Prudential plc (Insurance)	928,239
2,215	Spectris plc (Technology Hardware & Equipment)	114,958
4,046	Tate & Lyle plc (Food, Beverage & Tobacco)	37,714
56,861	Taylor Wimpey plc (Consumer Durables & Apparel)	118,595
2,266	Travis Perkins plc (Capital Goods)	46,590
58,645	Vodafone Group plc ADR (Telecommunication Services)(a)	906,065
10,875	WPP plc (Media & Entertainment)	145,699

		7,807,812

United States – 2.8%
2,200	Ferguson plc (Capital Goods)	305,408
8,528	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	442,454
7,755	Schneider Electric SE (Capital Goods)	1,291,627
45,265	Stellantis NV (Automobiles & Components)	861,444

		2,900,933

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $93,946,048)		$100,372,875

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
995,800	0.026%	$ 995,800
(Cost $995,800)

TOTAL INVESTMENTS – 98.1% (Cost $94,941,848)		$101,368,675

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		1,949,090

NET ASSETS – 100.0%		$103,317,765

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	13	12/17/2021	$609,570	$(19,897)
FTSE 100 Index	2	12/17/2021	190,617	434
MSCI Singapore Index	1	10/28/2021	26,035	(345)
SPI 200 Index	1	12/16/2021	131,812	(1,377)
TOPIX Index	2	12/09/2021	364,886	(4,818)

Total Futures Contracts				$(26,003)

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Automobiles & Components – 1.2%
105,716	General Motors Co.*	$ 5,572,290

Banks – 10.5%
329,636	Bank of America Corp.	13,993,048
118,115	JPMorgan Chase & Co.	19,334,244
45,091	M&T Bank Corp.	6,733,890
148,895	Truist Financial Corp.	8,732,692

		48,793,874

Capital Goods – 6.8%
32,022	Eaton Corp. plc	4,781,205
86,009	General Electric Co.	8,861,507
31,946	Honeywell International, Inc.	6,781,497
20,346	Illinois Tool Works, Inc.	4,204,094
32,533	L3Harris Technologies, Inc.	7,165,068

		31,793,371

Commercial & Professional Services – 0.9%
31,553	Waste Connections, Inc.	3,973,469

Consumer Services – 1.4%
27,370	McDonald’s Corp.	6,599,181

Diversified Financials – 6.9%
24,048	American Express Co.	4,028,761
18,102	Berkshire Hathaway, Inc. Class B*	4,940,760
10,115	BlackRock, Inc.	8,483,046
80,425	Charles Schwab Corp. (The)	5,858,157
92,063	Morgan Stanley	8,958,651

		32,269,375

Energy – 5.2%
90,358	Chevron Corp.	9,166,819
100,994	ConocoPhillips	6,844,363
157,021	Devon Energy Corp.	5,575,816
36,919	Hess Corp.	2,883,743

		24,470,741

Food & Staples Retailing – 0.7%
24,581	Walmart, Inc.	3,426,100

Food, Beverage & Tobacco – 5.2%
38,215	Archer-Daniels-Midland Co.	2,293,282
94,245	Coca-Cola Co. (The)	4,945,035
21,670	Constellation Brands, Inc. Class A	4,565,653
65,585	General Mills, Inc.	3,923,295
40,265	Lamb Weston Holdings, Inc.	2,471,063
107,085	Mondelez International, Inc. Class A	6,230,205

		24,428,533

Health Care Equipment & Services – 7.7%
155,205	Boston Scientific Corp.*	6,734,345
82,622	CVS Health Corp.	7,011,303
21,809	Guardant Health, Inc.*	2,726,343
14,030	Humana, Inc.	5,459,775
59,146	Medtronic plc	7,413,951

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
43,815	Zimmer Biomet Holdings, Inc.	$ 6,412,763

		35,758,480

Household & Personal Products – 2.9%
97,581	Procter & Gamble Co. (The)	13,641,824

Insurance – 3.7%
36,446	Chubb Ltd.	6,322,652
40,240	Globe Life, Inc.	3,582,567
66,027	MetLife, Inc.	4,075,847
35,879	Progressive Corp. (The)	3,243,103

		17,224,169

Materials – 4.7%
45,883	Ball Corp.	4,128,094
23,829	Ecolab, Inc.	4,971,206
78,893	Freeport-McMoRan, Inc.	2,566,389
15,465	Linde plc	4,537,122
16,111	Martin Marietta Materials, Inc.	5,504,806

		21,707,617

Media & Entertainment – 3.0%
2,609	Alphabet, Inc. Class A*	6,975,213
48,474	New York Times Co. (The) Class A	2,388,314
27,081	Walt Disney Co. (The)*	4,581,293

		13,944,820

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
3,159	Biogen, Inc.*	893,965
14,081	BioMarin Pharmaceutical, Inc.*	1,088,321
139,005	Bristol-Myers Squibb Co.	8,224,926
19,573	Eli Lilly & Co.	4,522,342
80,379	Johnson & Johnson	12,981,209
15,032	Neurocrine Biosciences, Inc.*	1,441,719
29,200	PerkinElmer, Inc.	5,060,068
13,968	Thermo Fisher Scientific, Inc.	7,980,337

		42,192,887

Real Estate Investment Trusts – 4.5%
21,792	Alexandria Real Estate Equities, Inc.	4,163,797
24,046	AvalonBay Communities, Inc.	5,329,556
31,032	Boston Properties, Inc.	3,362,317
37,107	Prologis, Inc.	4,654,331
12,011	Public Storage	3,568,468

		21,078,469

Retailing – 2.8%
11,774	O’Reilly Automotive, Inc.*	7,194,620
24,753	Target Corp.	5,662,744

		12,857,364

Semiconductors & Semiconductor Equipment – 3.6%
22,379	Cree, Inc.*	1,806,657
10,269	KLA Corp.	3,435,083
92,982	Marvell Technology, Inc.	5,607,744

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
29,626	Texas Instruments, Inc.	$ 5,694,414

		16,543,898

Software & Services – 6.3%
65,683	Cognizant Technology Solutions Corp. Class A	4,874,335
50,699	Fidelity National Information Services, Inc.	6,169,054
44,090	International Business Machines Corp.	6,125,424
27,294	salesforce.com, Inc.*	7,402,679
33,692	Splunk, Inc.*	4,875,569

		29,447,061

Technology Hardware & Equipment – 2.0%
173,730	Cisco Systems, Inc.	9,456,124

Telecommunication Services – 2.2%
383,522	AT&T, Inc.	10,358,929

Transportation – 3.6%
20,853	Norfolk Southern Corp.	4,989,080
34,491	Union Pacific Corp.	6,760,581
105,537	United Airlines Holdings, Inc.*	5,020,395

		16,770,056

Utilities – 4.8%
49,277	Ameren Corp.	3,991,437
25,158	Atmos Energy Corp.	2,218,936
57,441	CMS Energy Corp.	3,430,951
107,599	NextEra Energy, Inc.	8,448,673
71,170	Xcel Energy, Inc.	4,448,125

		22,538,122

TOTAL COMMON STOCKS (Cost $368,502,487)		$464,846,754

Shares	Dividend Rate	Value

Investment Company(a) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,672,801	0.026%	$ 1,672,801
(Cost $1,672,801)

TOTAL INVESTMENTS – 100.0% (Cost $370,175,288)		$466,519,555

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		41,288

NET ASSETS – 100.0%		$466,560,843

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Automobiles & Components – 1.2%
42,465	Aptiv plc*	$ 6,326,011

Banks – 7.7%
113,344	Citizens Financial Group, Inc.	5,324,901
117,651	East West Bancorp, Inc.	9,122,658
61,044	M&T Bank Corp.	9,116,311
63,170	Pinnacle Financial Partners, Inc.	5,943,034
12,907	Signature Bank	3,514,318
10,381	SVB Financial Group*	6,715,261

		39,736,483

Capital Goods – 12.3%
37,671	Allegion plc	4,979,353
62,058	AMETEK, Inc.	7,695,813
31,372	Cummins, Inc.	7,044,896
105,667	Fastenal Co.	5,453,474
96,473	Fortive Corp.	6,808,100
17,487	IDEX Corp.	3,618,935
60,700	ITT, Inc.	5,210,488
12,892	L3Harris Technologies, Inc.	2,839,334
18,838	Rockwell Automation, Inc.	5,539,125
27,419	Trane Technologies plc	4,733,890
10,781	TransDigm Group, Inc.*	6,733,489
27,126	Woodward, Inc.	3,070,663

		63,727,560

Commercial & Professional Services – 0.7%
42,851	Booz Allen Hamilton Holding Corp.	3,400,227

Consumer Durables & Apparel – 1.5%
95,930	Capri Holdings Ltd.*	4,643,971
31,675	Lennar Corp. Class A	2,967,314

		7,611,285

Consumer Services – 3.5%
31,903	Expedia Group, Inc.*	5,228,902
70,074	Royal Caribbean Cruises Ltd.*	6,233,082
40,943	Wyndham Hotels & Resorts, Inc.	3,160,390
27,750	Yum! Brands, Inc.	3,394,103

		18,016,477

Diversified Financials – 2.9%
79,912	Carlyle Group, Inc. (The)	3,778,239
20,774	Discover Financial Services	2,552,086
51,037	Raymond James Financial, Inc.	4,709,695
47,825	State Street Corp.	4,051,734

		15,091,754

Energy – 5.3%
225,193	Devon Energy Corp.	7,996,604
65,872	Diamondback Energy, Inc.	6,236,102
80,485	Hess Corp.	6,286,683
41,179	Pioneer Natural Resources Co.	6,856,715

		27,376,104

Food & Staples Retailing – 0.8%
85,120	Performance Food Group Co.*	3,954,675

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.6%
64,750	Coca-Cola Europacific Partners plc	$ 3,580,028
16,196	Constellation Brands, Inc. Class A	3,412,335
49,221	Lamb Weston Holdings, Inc.	3,020,693
31,430	McCormick & Co., Inc. (Non-Voting)	2,546,773
219,004	Nomad Foods Ltd.*	6,035,750

		18,595,579

Health Care Equipment & Services – 4.6%
31,754	AmerisourceBergen Corp.	3,793,015
33,585	Centene Corp.*	2,092,681
15,090	Cooper Cos., Inc. (The)	6,236,848
28,702	Quest Diagnostics, Inc.	4,170,688
51,606	Zimmer Biomet Holdings, Inc.	7,553,054

		23,846,286

Insurance – 6.5%
3,832	Alleghany Corp.*	2,392,739
20,971	American Financial Group, Inc.	2,638,781
114,411	Arch Capital Group Ltd.*	4,368,212
28,810	Arthur J Gallagher & Co.	4,282,607
56,837	Athene Holding Ltd. Class A*	3,914,364
50,596	Globe Life, Inc.	4,504,562
2,615	Markel Corp.*	3,125,265
82,141	Principal Financial Group, Inc.	5,289,880
89,772	Ryan Specialty Group Holdings, Inc. Class A*	3,040,578

		33,556,988

Materials – 6.4%
62,080	Ashland Global Holdings, Inc.	5,532,569
105,544	Ball Corp.	9,495,794
130,102	Freeport-McMoRan, Inc.	4,232,218
16,966	Martin Marietta Materials, Inc.	5,796,943
26,128	Packaging Corp. of America	3,591,032
32,199	PPG Industries, Inc.	4,604,779

		33,253,335

Media & Entertainment – 4.1%
143,370	Discovery, Inc. Class C*	3,479,590
22,262	Liberty Broadband Corp. Class C*	3,844,647
86,916	Live Nation Entertainment, Inc.*	7,920,655
59,669	Twitter, Inc.*	3,603,411
56,758	ViacomCBS, Inc.	2,242,509

		21,090,812

Pharmaceuticals, Biotechnology & Life Sciences – 3.9%
10,859	Alnylam Pharmaceuticals, Inc.*	2,050,288
51,239	Catalent, Inc.*	6,818,374
21,973	Neurocrine Biosciences, Inc.*	2,107,430
40,577	PerkinElmer, Inc.	7,031,588
14,037	Seagen, Inc.*	2,383,483

		20,391,163

Real Estate Investment Trusts – 10.5%
31,661	Alexandria Real Estate Equities, Inc.	6,049,467

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
22,895	AvalonBay Communities, Inc.	$ 5,074,448
24,497	Camden Property Trust	3,612,573
52,283	CubeSmart	2,533,111
100,392	Duke Realty Corp.	4,805,765
50,481	Equity LifeStyle Properties, Inc.	3,942,566
11,454	Essex Property Trust, Inc.	3,662,302
91,963	Healthpeak Properties, Inc.	3,078,921
82,207	Highwoods Properties, Inc.	3,605,599
98,624	Invitation Homes, Inc.	3,780,258
46,598	Kilroy Realty Corp.	3,085,254
60,942	Ryman Hospitality Properties, Inc.*	5,100,846
125,276	VICI Properties, Inc.	3,559,091
31,526	Welltower, Inc.	2,597,742

		54,487,943

Retailing – 3.7%
38,994	Advance Auto Parts, Inc.	8,145,457
47,796	Bath & Body Works, Inc.	3,012,582
12,548	Burlington Stores, Inc.*	3,558,236
6,414	RH*	4,277,561

		18,993,836

Semiconductors & Semiconductor Equipment – 4.2%
179,522	Marvell Technology, Inc.	10,826,972
24,035	MKS Instruments, Inc.	3,627,122
152,656	ON Semiconductor Corp.*	6,987,065

		21,441,159

Software & Services – 0.8%
23,803	Splunk, Inc.*	3,444,532
24,149	Thoughtworks Holding, Inc.*	693,318

		4,137,850

Technology Hardware & Equipment – 4.2%
34,685	Keysight Technologies, Inc.*	5,698,399
36,378	Motorola Solutions, Inc.	8,451,337
295,733	Viavi Solutions, Inc.*	4,654,837
91,010	Vontier Corp.	3,057,936

		21,862,509

Transportation – 3.6%
22,347	Old Dominion Freight Line, Inc.	6,390,795
13,128	Saia, Inc.*	3,124,858
194,886	United Airlines Holdings, Inc.*	9,270,727

		18,786,380

Utilities – 7.4%
216,735	AES Corp. (The)	4,948,060
79,733	Alliant Energy Corp.	4,463,453
65,973	Ameren Corp.	5,343,813
20,731	American Water Works Co., Inc.	3,504,368
32,678	Atmos Energy Corp.	2,882,200
102,088	CMS Energy Corp.	6,097,716
74,049	Public Service Enterprise Group, Inc.	4,509,584

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
101,536	Xcel Energy, Inc.	$ 6,346,000

		38,095,194

TOTAL COMMON STOCKS (Cost $386,596,501)		$513,779,610

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,537,134	0.026%	$ 2,537,134
(Cost $2,537,134)

TOTAL INVESTMENTS – 99.9% (Cost $389,133,635)		$516,316,744

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		729,315

NET ASSETS – 100.0%		$517,046,059

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 96.5%
Equity – 38.5%
557,575	Goldman Sachs Tactical Tilt Overlay Fund	$ 5,798,780
91,735	Goldman Sachs Dynamic Global Equity Fund	2,234,673
199,434	Goldman Sachs Absolute Return Tracker Fund	2,082,086
84,485	Goldman Sachs Emerging Markets Equity Insights Fund	1,012,971

		11,128,510

Fixed Income – 58.0%
272,891	Goldman Sachs Managed Futures Strategy Fund	2,944,496
400,079	Goldman Sachs Alternative Premia Fund	2,756,545
204,820	Goldman Sachs Emerging Markets Debt Fund	2,504,954
184,152	Goldman Sachs Global Infrastructure Fund	2,333,204
233,433	Goldman Sachs Long Short Credit Strategies Fund	2,098,560
289,693	Goldman Sachs High Yield Fund	1,880,106
152,381	Goldman Sachs High Yield Floating Rate Fund	1,432,381
88,006	Goldman Sachs Strategic Income Fund	839,580

		16,789,826

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $26,855,167)		$27,918,336

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
513,851	0.026%	$ 513,851
(Cost $513,851)

TOTAL INVESTMENTS – 98.3% (Cost $27,369,018)		$28,432,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		492,426

NET ASSETS – 100.0%		$28,924,613

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	10	12/17/2021	$622,800	$(25,020)
Russell 2000 E-Mini Index	3	12/17/2021	330,120	(5,440)
U.S. Treasury 10 Year Note	17	12/21/2021	2,239,219	(28,775)

Total Futures Contracts				$(59,235)

PURCHASED OPTIONS CONTRACTS — At September 30, 2021, the Portfolio had the following purchased options contracts:

EXCHANGE TRADED INTEREST RATE OPTIONS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	97.75	USD	03/13/2023	7	$1,750,000	$28,788	$30,832	$(2,044)
	97.75	USD	06/19/2023	7	1,750,000	26,425	28,546	(2,121)
	99	USD	12/19/2022	39	9,750,000	53,381	55,538	(2,157)

Total purchased options contracts				53		$108,594	$114,916	$(6,322)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 0.5%
2,711	Adient plc*	$ 112,371
5,886	American Axle & Manufacturing Holdings, Inc.*	51,855
3,049	Dana, Inc.	67,810
14,561	Goodyear Tire & Rubber Co. (The)*	257,730
3,681	Tenneco, Inc. Class A*	52,528
467	Visteon Corp.*	44,080

		586,374

Banks – 10.4%
3,259	1st Source Corp.	153,955
2,767	American National Bankshares, Inc.	91,422
1,469	Ameris Bancorp	76,212
811	Arrow Financial Corp.	27,866
14,499	Atlantic Union Bankshares Corp.	534,288
31,480	Bancorp, Inc. (The)*	801,166
1,425	Bridgewater Bancshares, Inc.*	24,952
2,064	Business First Bancshares, Inc.	48,277
3,885	Byline Bancorp, Inc.	95,416
3,605	Cadence BanCorp	79,166
1,983	Cambridge Bancorp	174,504
2,011	Camden National Corp.	96,327
1,747	Capital Bancorp, Inc.	42,033
656	Capital City Bank Group, Inc.	16,229
1,950	Capstar Financial Holdings, Inc.	41,418
2,171	Central Pacific Financial Corp.	55,751
958	Coastal Financial Corp.*	30,522
21,393	Columbia Banking System, Inc.	812,720
1,112	Community Bank System, Inc.	76,083
1,459	Community Trust Bancorp, Inc.	61,424
3,081	Customers Bancorp, Inc.*	132,545
1,208	Equity Bancshares, Inc. Class A	40,323
8,923	FB Financial Corp.	382,618
944	Financial Institutions, Inc.	28,934
685	First Bancorp	29,462
59,574	First BanCorp	783,398
2,359	First Bancorp, Inc. (The)	68,741
5,443	First Bank	76,692
19,865	First Commonwealth Financial Corp.	270,760
16,607	First Foundation, Inc.	436,764
9,384	First Internet Bancorp	292,593
6,787	Fulton Financial Corp.	103,705
8,614	Guaranty Bancshares, Inc.	308,812
1,684	Hancock Whitney Corp.	79,350
10,024	Hanmi Financial Corp.	201,081
384	Home Bancorp, Inc.	14,853
7,939	Home BancShares, Inc.	186,805
3,034	HomeStreet, Inc.	124,849
8,505	Horizon Bancorp, Inc.	154,536
16,916	International Bancshares Corp.	704,382
5,068	Macatawa Bank Corp.	40,696
10,151	Merchants Bancorp	400,660
239	Metropolitan Bank Holding Corp.*	20,148
1,907	Mid Penn Bancorp, Inc.	52,538
1,310	Northrim BanCorp, Inc.	55,688
3,969	Old National Bancorp	67,275
7,990	Origin Bancorp, Inc.	338,377
1,738	Orrstown Financial Services, Inc.	40,669
9,226	PennyMac Financial Services, Inc.	563,985
2,598	Peoples Financial Services Corp.	118,391

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,598	Republic First Bancorp, Inc.*	$ 14,162
825	Sierra Bancorp	20,031
428	Silvergate Capital Corp. Class A*	49,434
607	South Plains Financial, Inc.	14,799
1,781	Southern First Bancshares, Inc.*	95,284
11,281	SouthState Corp.	842,352
2,510	Spirit of Texas Bancshares, Inc.	60,742
23,738	Towne Bank	738,489
2,474	TrustCo Bank Corp.	79,094
17,184	Trustmark Corp.	553,668
13,909	United Bankshares, Inc.	506,009
1,555	Univest Financial Corp.	42,591
2,974	Walker & Dunlop, Inc.	337,549
4,185	WSFS Financial Corp.	214,732

		13,028,297

Capital Goods – 9.0%
1,752	Albany International Corp. Class A	134,676
1,038	Argan, Inc.	45,329
10,475	Atkore, Inc.*	910,487
8,519	Bloom Energy Corp. Class A*	159,476
7,133	Boise Cascade Co.	385,039
637	CIRCOR International, Inc.*	21,027
651	Douglas Dynamics, Inc.	23,631
540	EMCOR Group, Inc.	62,305
5,598	Encore Wire Corp.	530,858
6,098	EnerSys	453,935
2,453	Franklin Electric Co., Inc.	195,872
1,248	GMS, Inc.*	54,662
45,754	GrafTech International Ltd.	472,181
18,420	H&E Equipment Services, Inc.	639,358
2,644	Herc Holdings, Inc.*	432,188
2,341	JELD-WEN Holding, Inc.*	58,595
5,934	Kaman Corp.	211,666
20,889	Kennametal, Inc.	715,031
698	Masonite International Corp.*	74,079
3,583	Maxar Technologies, Inc.	101,471
8,232	McGrath RentCorp	592,292
632	Miller Industries, Inc.	21,513
33,905	MRC Global, Inc.*	248,863
5,264	Mueller Industries, Inc.	216,350
5,203	Mueller Water Products, Inc. Class A	79,190
3,765	Nikola Corp.*	40,173
1,646	Parsons Corp.*	55,569
14,045	Primoris Services Corp.	343,962
15,293	Quanex Building Products Corp.	327,423
1,143	RBC Bearings, Inc.*	242,545
10,375	Rexnord Corp.	667,009
10,523	Rush Enterprises, Inc. Class A	475,219
122	Simpson Manufacturing Co., Inc.	13,050
10,162	Sterling Construction Co., Inc.*	230,373
16,248	Terex Corp.	684,041
9,821	Thermon Group Holdings, Inc.*	170,002
10,684	Titan International, Inc.*	76,497
10,628	Titan Machinery, Inc.*	275,372
5,561	TPI Composites, Inc.*	187,684
840	Transcat, Inc.*	54,163
3,270	Triton International Ltd.	170,171
2,019	Tutor Perini Corp.*	26,207
6,501	Vectrus, Inc.*	326,870

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
1,899	WillScot Mobile Mini Holdings Corp.*	$ 60,236

		11,266,640

Commercial & Professional Services – 2.7%
1,118	ASGN, Inc.*	126,491
3,835	Barrett Business Services, Inc.	292,457
361	Casella Waste Systems, Inc. Class A*	27,414
2,530	CBIZ, Inc.*	81,820
1,608	Cimpress plc*	139,623
373	CRA International, Inc.	37,054
16,635	Ennis, Inc.	313,570
1,523	Exponent, Inc.	172,327
4,813	Forrester Research, Inc.*	237,088
6,332	Heidrick & Struggles International, Inc.	282,597
694	Heritage-Crystal Clean, Inc.*	20,112
2,170	Kforce, Inc.	129,419
11,827	Korn Ferry	855,802
15,319	Matthews International Corp. Class A	531,416
3,279	US Ecology, Inc.*	106,076

		3,353,266

Consumer Durables & Apparel – 2.3%
2,038	Acushnet Holdings Corp.	95,175
3,814	Beazer Homes USA, Inc.*	65,792
801	G-III Apparel Group Ltd.*	22,668
19,467	GoPro, Inc. Class A*	182,211
405	iRobot Corp.*	31,793
11,300	KB Home	439,796
95	LGI Homes, Inc.*	13,482
4,188	M/I Homes, Inc.*	242,066
4,172	Movado Group, Inc.	131,376
2,258	Nautilus, Inc.*	21,022
5,797	Sonos, Inc.*	187,591
15,568	Steven Madden Ltd.	625,211
31,118	TRI Pointe Group, Inc.*	654,100
2,901	Vista Outdoor, Inc.*	116,939
1,320	VOXX International Corp.*	15,114

		2,844,336

Consumer Services – 3.7%
134	Biglari Holdings, Inc. Class B*	23,023
21,633	Bloomin’ Brands, Inc.*	540,825
1,082	Cheesecake Factory, Inc. (The)*	50,854
1,805	Dine Brands Global, Inc.*	146,584
4,514	Everi Holdings, Inc.*	109,149
10,326	International Game Technology plc*	271,780
5,168	Monarch Casino & Resort, Inc.*	346,204
3,148	Nathan’s Famous, Inc.	192,563
3,953	Noodles & Co.*	46,645
18,922	Red Rock Resorts, Inc. Class A*	969,185
9,845	Ruth’s Hospitality Group, Inc.*	203,890
12,649	SeaWorld Entertainment, Inc.*	699,743
2,366	Shake Shack, Inc. Class A*	185,636
9,990	Texas Roadhouse, Inc.	912,387

		4,698,468

Diversified Financials – 3.6%
3,131	A-Mark Precious Metals, Inc.	187,923
963	Associated Capital Group, Inc. Class A	36,026

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
17,403	Banco Latinoamericano de Comercio Exterior SA Class E	$ 305,249
45,912	BGC Partners, Inc. Class A	239,201
1,624	Brightsphere Investment Group, Inc.	42,435
9,847	Chimera Investment Corp. (REIT)	146,228
6,442	Dynex Capital, Inc. (REIT)	111,318
3,857	Focus Financial Partners, Inc. Class A*	201,991
12,277	Great Ajax Corp. (REIT)	165,617
1,832	Greenhill & Co., Inc.	26,784
34,676	Ladder Capital Corp. (REIT)	383,170
3,732	LendingClub Corp.*	105,392
46,668	MFA Financial, Inc. (REIT)	213,273
5,624	Moelis & Co. Class A	347,957
13,044	New York Mortgage Trust, Inc. (REIT)	55,567
4,394	Open Lending Corp. Class A*	158,491
13,163	Oppenheimer Holdings, Inc. Class A	596,152
10,290	Pzena Investment Management, Inc. Class A	101,253
5,072	Regional Management Corp.	295,089
2,719	Virtus Investment Partners, Inc.	843,760

		4,562,876

Energy – 3.8%
2,056	Antero Resources Corp.*	38,673
4,272	Centennial Resource Development, Inc. Class A*	28,622
10,139	ChampionX Corp.*	226,708
2,395	DMC Global, Inc.*	88,400
23,369	Dorian LPG Ltd.	290,009
5,542	Earthstone Energy, Inc. Class A*	50,986
35,787	Golar LNG Ltd.*	464,157
29,189	Kosmos Energy Ltd.*	86,400
16,241	Magnolia Oil & Gas Corp. Class A	288,927
19,287	Matador Resources Co.	733,678
536	Nabors Industries Ltd.*	51,713
3,619	Oceaneering International, Inc.*	48,205
25,179	Oil States International, Inc.*	160,894
29,011	Ovintiv, Inc.	953,882
4,327	PDC Energy, Inc.	205,057
7,856	Peabody Energy Corp.*	116,190
7,045	ProPetro Holding Corp.*	60,939
1,727	Range Resources Corp.*	39,082
1,329	REX American Resources Corp.*	106,147
12,767	SM Energy Co.	336,794
13,494	US Silica Holdings, Inc.*	107,817
59,433	W&T Offshore, Inc.*	221,091

		4,704,371

Food & Staples Retailing – 0.7%
726	Chefs’ Warehouse, Inc. (The)*	23,646
6,520	Ingles Markets, Inc. Class A	430,515
9,071	Performance Food Group Co.*	421,439

		875,600

Food, Beverage & Tobacco – 0.5%
579	B&G Foods, Inc.	17,306
466	Coca-Cola Consolidated, Inc.	183,688
1,644	Sanderson Farms, Inc.	309,401

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
1,707	Seneca Foods Corp. Class A*	$ 82,312

		592,707

Health Care Equipment & Services – 8.4%
1,298	Accolade, Inc.*	54,737
4,486	AMN Healthcare Services, Inc.*	514,769
8,195	AngioDynamics, Inc.*	212,578
11,187	Castlight Health, Inc. Class B*	17,564
42,838	Community Health Systems, Inc.*	501,205
7,640	Computer Programs and Systems, Inc.*	270,914
12,135	Covetrus, Inc.*	220,129
2,967	CryoLife, Inc.*	66,134
132	Fulgent Genetics, Inc.*	11,873
14,935	Hanger, Inc.*	327,973
2,357	Health Catalyst, Inc.*	117,874
2,318	Heska Corp.*	599,296
15,127	InfuSystem Holdings, Inc.*	197,105
1,414	Inspire Medical Systems, Inc.*	329,292
701	Integer Holdings Corp.*	62,627
732	iRadimed Corp.*	24,588
8,058	Joint Corp. (The)*	789,845
7,927	LeMaitre Vascular, Inc.	420,844
2,048	LivaNova plc*	162,181
6,233	Meridian Bioscience, Inc.*	119,923
5,269	Merit Medical Systems, Inc.*	378,314
588	Mesa Laboratories, Inc.	177,788
3,189	National HealthCare Corp.	223,166
19,153	Natus Medical, Inc.*	480,357
11,276	Neogen Corp.*	489,717
10,361	NextGen Healthcare, Inc.*	146,090
542	Omnicell, Inc.*	80,449
24,437	Patterson Cos., Inc.	736,531
757	Progyny, Inc.*	42,392
3,531	RadNet, Inc.*	103,494
5,969	Retractable Technologies, Inc.*	65,838
17,578	Select Medical Holdings Corp.	635,796
17,231	Sharps Compliance Corp.*	142,500
1,843	Shockwave Medical, Inc.*	379,437
2,605	Stereotaxis, Inc.*	14,015
1,338	Surgery Partners, Inc.*	56,651
7,477	Surmodics, Inc.*	415,721
6,874	Tenet Healthcare Corp.*	456,709
88	US Physical Therapy, Inc.	9,733
2,273	Utah Medical Products, Inc.	211,025
8,269	Varex Imaging Corp.*	233,186

		10,500,360

Household & Personal Products – 0.1%
440	Inter Parfums, Inc.	32,899
4,235	Oil-Dri Corp. of America	148,225

		181,124

Insurance – 4.5%
25,217	American Equity Investment Life Holding Co.	745,667
4,259	AMERISAFE, Inc.	239,186
13,879	Argo Group International Holdings Ltd.	724,761
10,439	BRP Group, Inc. Class A*	347,514
5,542	Crawford & Co. Class A	49,712
7,131	Donegal Group, Inc. Class A	103,328
78,583	Genworth Financial, Inc. Class A*	294,686

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
4,917	Goosehead Insurance, Inc. Class A	$ 748,810
887	Investors Title Co.	161,966
3,884	Kinsale Capital Group, Inc.(a)	628,043
25,255	MBIA, Inc.*	324,527
170	National Western Life Group, Inc. Class A	35,800
13,345	Stewart Information Services Corp.	844,205
33,713	Tiptree, Inc.	337,804

		5,586,009

Materials – 2.6%
7,779	AdvanSix, Inc.*	309,215
781	Amyris, Inc.*	10,723
9,448	Arconic Corp.*	297,990
5,561	Coeur Mining, Inc.*	34,311
20,638	Constellium SE*	387,582
2,289	FutureFuel Corp.	16,321
2,126	Haynes International, Inc.	79,193
3,931	Innospec, Inc.	331,069
813	Koppers Holdings, Inc.*	25,414
940	Materion Corp.	64,522
7,758	Minerals Technologies, Inc.	541,819
2,294	Orion Engineered Carbons SA*	41,820
9,387	Summit Materials, Inc. Class A*	300,102
31,798	SunCoke Energy, Inc.	199,691
4,967	TimkenSteel Corp.*	64,968
2,432	Tronox Holdings plc Class A	59,949
857	United States Lime & Minerals, Inc.	103,526
16,634	Warrior Met Coal, Inc.	387,073

		3,255,288

Media & Entertainment – 3.9%
22,589	AMC Entertainment Holdings, Inc. Class A*	859,737
4,953	Cargurus, Inc.*	155,574
19,982	Cars.com, Inc.*	252,772
20,296	Cinemark Holdings, Inc.*	389,886
130	Daily Journal Corp.*	41,648
19,112	Eventbrite, Inc. Class A*	361,408
22,861	EW Scripps Co. (The) Class A	412,870
3,667	fuboTV, Inc.*	87,861
2,986	Hemisphere Media Group, Inc.*	36,369
24,580	IMAX Corp.*	466,528
2,182	John Wiley & Sons, Inc. Class A	113,922
7,202	Magnite, Inc.*	201,656
4,730	Marcus Corp. (The)*	82,539
12,919	QuinStreet, Inc.*	226,858
3,019	TechTarget, Inc.*	248,826
7,422	Thryv Holdings, Inc.*	222,957
10,110	TrueCar, Inc.*	42,058
19,641	Yelp, Inc.*	731,431

		4,934,900

Pharmaceuticals, Biotechnology & Life Sciences – 11.5%
31,125	Affimed NV*	192,353
4,089	Aldeyra Therapeutics, Inc.*	35,901
382	Allakos, Inc.*	40,442
13,951	Allogene Therapeutics, Inc.*	358,541
1,559	Allovir, Inc.*	39,069
11,735	Amicus Therapeutics, Inc.*	112,069
38,698	Amneal Pharmaceuticals, Inc.*	206,647

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
32,110	Amphastar Pharmaceuticals, Inc.*	$ 610,411
2,281	AnaptysBio, Inc.*	61,861
10,953	ANI Pharmaceuticals, Inc.*	359,477
6,421	Apellis Pharmaceuticals, Inc.*	211,636
919	Applied Molecular Transport, Inc.*	23,775
11,329	Ardelyx, Inc.*	14,954
3,244	Arena Pharmaceuticals, Inc.*	193,180
2,009	Arrowhead Pharmaceuticals, Inc.*	125,422
3,543	Arvinas, Inc.*	291,164
6,909	Atea Pharmaceuticals, Inc.*	242,230
12,564	Avid Bioservices, Inc.*	271,005
837	Avidity Biosciences, Inc.*	20,615
3,241	Beam Therapeutics, Inc.*	281,999
4,416	Berkeley Lights, Inc.*	86,377
12,054	BioCryst Pharmaceuticals, Inc.*	173,216
7,177	BioDelivery Sciences International, Inc.*	25,909
3,137	Bridgebio Pharma, Inc.*	147,031
5,590	Cardiff Oncology, Inc.*	37,229
7,231	CareDx, Inc.*	458,228
453	Cassava Sciences, Inc.*	28,122
4,073	Collegium Pharmaceutical, Inc.*	80,401
817	Cortexyme, Inc.*	74,886
1,300	Deciphera Pharmaceuticals, Inc.*	44,174
13,611	Denali Therapeutics, Inc.*	686,675
3,851	Design Therapeutics, Inc.*	56,571
8,301	Dicerna Pharmaceuticals, Inc.*	167,348
13,731	Dynavax Technologies Corp.*	263,773
5,833	Eagle Pharmaceuticals, Inc.*	325,365
13,450	Editas Medicine, Inc.*	552,526
10,962	Eiger BioPharmaceuticals, Inc.*	73,226
7,253	Emergent BioSolutions, Inc.*	363,158
504	Fate Therapeutics, Inc.*	29,872
1,865	Frequency Therapeutics, Inc.*	13,167
6,025	Global Blood Therapeutics, Inc.*	153,517
4,118	Halozyme Therapeutics, Inc.*	167,520
4,925	Harvard Bioscience, Inc.*	34,377
4,720	Homology Medicines, Inc.*	37,146
511	Inhibrx, Inc.*	17,021
3,738	Insmed, Inc.*	102,945
3,625	Intellia Therapeutics, Inc.*	486,294
21,115	Jounce Therapeutics, Inc.*	156,884
115	Karuna Therapeutics, Inc.*	14,068
1,533	Kodiak Sciences, Inc.*	147,137
1,961	Kronos Bio, Inc.*	41,103
212	Krystal Biotech, Inc.*	11,069
1,294	Kymera Therapeutics, Inc.*	76,010
1,269	MacroGenics, Inc.*	26,573
515	Madrigal Pharmaceuticals, Inc.*	41,092
4,299	Medpace Holdings, Inc.*	813,715
13,582	Myriad Genetics, Inc.*	438,563
8,178	NanoString Technologies, Inc.*	392,626
1,232	Olema Pharmaceuticals, Inc.*	33,954
22,063	OPKO Health, Inc.*	80,530
18,417	Organogenesis Holdings, Inc.*	262,258
6,673	Pacific Biosciences of California, Inc.*	170,495
1,580	Personalis, Inc.*	30,399
23,085	Phibro Animal Health Corp. Class A	497,251
13,664	Precision BioSciences, Inc.*	157,683
3,621	Prestige Consumer Healthcare, Inc.*	203,174
2,926	Protagonist Therapeutics, Inc.*	51,849

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
1,083	Prothena Corp. plc*	$ 77,142
7,051	Puma Biotechnology, Inc.*	49,428
13,654	Rigel Pharmaceuticals, Inc.*	49,564
5,043	Rubius Therapeutics, Inc.*	90,169
47,557	Selecta Biosciences, Inc.*	197,837
14,286	SIGA Technologies, Inc.*	105,574
1,404	Silverback Therapeutics, Inc.*	14,012
12,542	Solid Biosciences, Inc.*	29,975
3,948	Sorrento Therapeutics, Inc.*	30,123
5,999	Surface Oncology, Inc.*	45,412
6,935	Sutro Biopharma, Inc.*	131,002
6,563	Twist Bioscience Corp.*	702,044
2,782	Vanda Pharmaceuticals, Inc.*	47,683
9,399	Veracyte, Inc.*	436,584
2,019	Vericel Corp.*	98,527
3,738	Vir Biotechnology, Inc.*	162,678
833	Vor BioPharma, Inc.*	13,061
2,508	XBiotech, Inc.	32,479
1,613	Y-mAbs Therapeutics, Inc.*	46,035
1,138	Zentalis Pharmaceuticals, Inc.*	75,836

		14,460,423

Real Estate – 6.2%
3,904	Agree Realty Corp. (REIT)	258,562
3,134	City Office REIT, Inc. (REIT)	55,973
13,722	Community Healthcare Trust, Inc. (REIT)	620,097
2,301	Forestar Group, Inc.*	42,868
4,324	Global Medical REIT, Inc. (REIT)	63,563
23,611	Industrial Logistics Properties Trust (REIT)	599,955
19,227	Kennedy-Wilson Holdings, Inc.	402,229
34,223	Kite Realty Group Trust (REIT)	696,780
15,016	Lexington Realty Trust (REIT)	191,454
4,987	Macerich Co. (The) (REIT)	83,333
15,101	National Storage Affiliates Trust (REIT)	797,182
13,458	NexPoint Residential Trust, Inc. (REIT)	832,781
23,158	Outfront Media, Inc. (REIT)	583,582
21,926	Piedmont Office Realty Trust, Inc. Class A (REIT)	382,170
6,965	Retail Opportunity Investments Corp. (REIT)	121,330
34,275	RPT Realty (REIT)	437,349
28,781	SITE Centers Corp. (REIT)	444,379
22,409	STAG Industrial, Inc. (REIT)	879,553
597	Tanger Factory Outlet Centers, Inc. (REIT)	9,731
3,089	Terreno Realty Corp. (REIT)	195,317
269	Universal Health Realty Income Trust (REIT)	14,868
564	Urban Edge Properties (REIT)	10,327
2,691	Urstadt Biddle Properties, Inc. Class A (REIT)	50,941

		7,774,324

Retailing – 4.3%
403	1-800-Flowers.com, Inc. Class A*	12,295
15,057	Aaron’s Co., Inc. (The)	414,670
18,407	Academy Sports & Outdoors, Inc.*	736,648
16,251	American Eagle Outfitters, Inc.	419,276
2,580	Bed Bath & Beyond, Inc.*	44,569

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
2,214	Boot Barn Holdings, Inc.*	$ 196,758
17,015	Buckle, Inc. (The)	673,624
20,764	Cato Corp. (The) Class A	343,437
562	Dillard’s, Inc. Class A	96,956
11,233	Funko, Inc. Class A*	204,553
16,893	Groupon, Inc.*	385,329
440	Haverty Furniture Cos., Inc.	14,832
5,080	Lands’ End, Inc.*	119,583
2,821	Liquidity Services, Inc.*	60,962
14,583	Macy’s, Inc.	329,576
2,265	Shutterstock, Inc.	256,670
854	Signet Jewelers Ltd.	67,432
9,663	Stitch Fix, Inc. Class A*	386,037
12,519	Tilly’s, Inc. Class A	175,391
14,014	Urban Outfitters, Inc.*	416,076

		5,354,674

Semiconductors & Semiconductor Equipment – 2.3%
3,059	Ambarella, Inc.*	476,409
17,720	Axcelis Technologies, Inc.*	833,372
1,612	CEVA, Inc.*	68,784
20,844	Cohu, Inc.*	665,757
9,772	FormFactor, Inc.*	364,789
1,244	Ichor Holdings Ltd.*	51,116
3,377	Kulicke & Soffa Industries, Inc.	196,811
1,915	Lattice Semiconductor Corp.*	123,805
103	SiTime Corp.*	21,029
721	Ultra Clean Holdings, Inc.*	30,715
954	Veeco Instruments, Inc.*	21,188

		2,853,775

Software & Services – 8.5%
11,649	ACI Worldwide, Inc.*	357,974
2,598	Appian Corp.*	240,341
671	Bottomline Technologies DE, Inc.*	26,357
20,664	Box, Inc. Class A*	489,117
3,891	Brightcove, Inc.*	44,902
1,082	Cerence, Inc.*	103,991
22,385	ChannelAdvisor Corp.*	564,774
7,058	CommVault Systems, Inc.*	531,538
43,001	Conduent, Inc.*	283,377
6,100	Domo, Inc. Class B*	515,084
8,247	eGain Corp.*	84,119
6,826	ExlService Holdings, Inc.*	840,417
3,170	Hackett Group, Inc. (The)	62,195
6,468	LiveRamp Holdings, Inc.*	305,484
2,308	Marathon Digital Holdings, Inc.*	72,887
435	MicroStrategy, Inc. Class A*	251,604
10,788	Mimecast Ltd.*	686,117
11,798	Momentive Global, Inc.*	231,241
1,901	Perficient, Inc.*	219,946
16,719	Ping Identity Holding Corp.*	410,786
2,619	Qualys, Inc.*	291,468
250	Rapid7, Inc.*	28,255
1,315	Riot Blockchain, Inc.*	33,795
22,243	Sapiens International Corp. NV	640,153
6,461	SPS Commerce, Inc.*	1,042,224
13,795	Tenable Holdings, Inc.*	636,501
4,886	Upland Software, Inc.*	163,388
2,219	Varonis Systems, Inc.*	135,026
3,566	Workiva, Inc.*	502,663
44,430	Zix Corp.*	314,120
30,229	Zuora, Inc. Class A*	501,197

		10,611,041

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – 3.9%
8,042	3D Systems Corp.*	$ 221,718
2,028	Belden, Inc.	118,151
9,538	Benchmark Electronics, Inc.	254,760
5,538	Calix, Inc.*	273,743
2,237	Cambium Networks Corp.*	80,957
2,790	Casa Systems, Inc.*	18,916
2,713	Clearfield, Inc.*	119,779
21,324	CTS Corp.	659,125
17,632	Daktronics, Inc.*	95,742
39,527	Extreme Networks, Inc.*	389,341
7,086	Harmonic, Inc.*	62,002
16,058	Infinera Corp.*	133,603
425	Itron, Inc.*	32,143
2,212	MicroVision, Inc.*	24,443
26,727	NetScout Systems, Inc.*	720,293
777	PC Connection, Inc.	34,211
1,350	Plantronics, Inc.*	34,708
7,766	Quantum Corp.*	40,228
783	Rogers Corp.*	146,014
2,422	ScanSource, Inc.*	84,261
14,123	Super Micro Computer, Inc.*	516,478
36,485	Vishay Intertechnology, Inc.	732,984
4,237	Vishay Precision Group, Inc.*	147,320

		4,940,920

Telecommunication Services – 1.5%
10,527	Cogent Communications Holdings, Inc.	745,733
16,165	Globalstar, Inc.*	26,996
15,718	Iridium Communications, Inc.*	626,362
366	Ooma, Inc.*	6,811
14,306	Shenandoah Telecommunications Co.	451,783

		1,857,685

Transportation – 2.2%
863	ArcBest Corp.	70,567
12,105	Costamare, Inc.	187,506
3,473	Daseke, Inc.*	31,986
4,083	Eagle Bulk Shipping, Inc.*	205,865
17,575	Genco Shipping & Trading Ltd.	353,785
2,576	Heartland Express, Inc.	41,268
42,927	Marten Transport Ltd.	673,525
3,568	Radiant Logistics, Inc.*	22,799
78,595	Safe Bulkers, Inc.*	406,336
761	Saia, Inc.*	181,141
14,040	Werner Enterprises, Inc.	621,551

		2,796,329

Utilities – 0.5%
15,078	Clearway Energy, Inc. Class C	456,411
2,486	Northwest Natural Holding Co.	114,331
2,468	Portland General Electric Co.	115,972

		686,714

TOTAL COMMON STOCKS (Cost $111,842,729)		$122,306,501

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
756,027	0.026%	$ 756,027
(Cost $756,027)

TOTAL INVESTMENTS – 98.2% (Cost $112,598,756)		$123,062,528

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		2,282,075

NET ASSETS – 100.0%		$125,344,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	18	12/17/2021	$1,980,720	$(19,743)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Automobiles & Components – 2.2%
14,872	Aptiv plc*	$ 2,215,482
9,322	Tesla, Inc.*	7,229,024

		9,444,506

Capital Goods – 1.5%
15,013	Boeing Co. (The)*	3,301,959
9,933	Deere & Co.	3,328,251

		6,630,210

Commercial & Professional Services – 1.2%
25,601	Verisk Analytics, Inc.	5,127,112

Consumer Durables & Apparel – 3.0%
11,043	Lululemon Athletica, Inc.*	4,469,102
50,312	NIKE, Inc. Class B	7,306,812
12,127	PVH Corp.*	1,246,534

		13,022,448

Consumer Services – 1.9%
22,993	Chegg, Inc.*	1,563,984
1,459	Chipotle Mexican Grill, Inc.*	2,651,761
16,926	McDonald’s Corp.	4,081,028

		8,296,773

Diversified Financials – 1.4%
67,145	Charles Schwab Corp. (The)	4,890,842
10,490	Intercontinental Exchange, Inc.	1,204,462

		6,095,304

Food & Staples Retailing – 0.5%
15,295	Walmart, Inc.	2,131,817

Food, Beverage & Tobacco – 2.8%
74,821	Coca-Cola Co. (The)	3,925,858
44,559	McCormick & Co., Inc. (Non-Voting)	3,610,616
34,792	Mondelez International, Inc. Class A	2,024,198
29,243	Monster Beverage Corp.*	2,597,656

		12,158,328

Health Care Equipment & Services – 6.2%
78,665	American Well Corp. Class A*	716,638
83,936	Boston Scientific Corp.*	3,641,983
16,245	Danaher Corp.	4,945,628
14,992	Guardant Health, Inc.*	1,874,150
9,288	Insulet Corp.*	2,639,928
5,425	Intuitive Surgical, Inc.*	5,393,264
9,712	Veeva Systems, Inc. Class A*	2,798,707
11,031	West Pharmaceutical Services, Inc.	4,683,101

		26,693,399

Household & Personal Products – 0.7%
10,061	Estee Lauder Cos., Inc. (The) Class A	3,017,596

Materials – 2.2%
30,784	Danimer Scientific, Inc.*	503,011
10,225	Ecolab, Inc.	2,133,139

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
8,157	Linde plc	$ 2,393,101
5,080	Martin Marietta Materials, Inc.	1,735,734
9,737	Sherwin-Williams Co. (The)	2,723,731

		9,488,716

Media & Entertainment – 15.6%
7,936	Alphabet, Inc. Class A*	21,217,055
4,828	Alphabet, Inc. Class C*	12,868,117
52,467	Facebook, Inc. Class A*	17,806,775
23,202	Live Nation Entertainment, Inc.*	2,114,398
16,309	Netflix, Inc.*	9,954,035
44,796	Snap, Inc. Class A*	3,309,080

		67,269,460

Pharmaceuticals, Biotechnology & Life Sciences – 5.7%
7,629	10X Genomics, Inc. Class A*	1,110,630
43,470	Adaptive Biotechnologies Corp.*	1,477,545
8,722	Alnylam Pharmaceuticals, Inc.*	1,646,801
19,532	BioMarin Pharmaceutical, Inc.*	1,509,628
25,069	Eli Lilly & Co.	5,792,192
52,575	Genmab A/S ADR*	2,297,528
7,846	Illumina, Inc.*	3,182,416
6,924	Moderna, Inc.*	2,664,771
19,206	Sarepta Therapeutics, Inc.*	1,776,171
17,059	Seagen, Inc.*	2,896,618

		24,354,300

Real Estate Investment Trusts – 1.6%
14,150	American Tower Corp.	3,755,551
3,967	Equinix, Inc.	3,134,446

		6,889,997

Retailing – 9.2%
9,269	Amazon.com, Inc.*	30,449,036
12,116	Etsy, Inc.*	2,519,643
53,064	Farfetch Ltd. Class A*	1,988,839
42,153	Ross Stores, Inc.	4,588,354

		39,545,872

Semiconductors & Semiconductor Equipment – 5.1%
127,795	Marvell Technology, Inc.	7,707,317
67,813	NVIDIA Corp.	14,048,141

		21,755,458

Software & Services – 27.7%
16,828	Adobe, Inc.*	9,688,216
10,599	Affirm Holdings, Inc.*	1,262,659
10,333	Atlassian Corp. plc Class A*	4,044,543
12,153	Bill.com Holdings, Inc.*	3,244,243
14,784	Dlocal Ltd.*	806,615
34,445	Fidelity National Information Services, Inc.	4,191,268
7,724	HubSpot, Inc.*	5,222,119
34,266	Mastercard, Inc. Class A	11,913,603
112,058	Microsoft Corp.	31,591,391
9,742	Okta, Inc.*	2,312,166
39,842	PayPal Holdings, Inc.*	10,367,287
51,995	Qualtrics International, Inc. Class A*	2,222,266
7,828	ServiceNow, Inc.*	4,871,130

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
875	Shopify, Inc. Class A*	$ 1,186,307
12,093	Snowflake, Inc. Class A*	3,657,286
32,204	Splunk, Inc.*	4,660,241
17,420	Toast, Inc. Class A*	870,129
16,764	UiPath, Inc. Class A*	881,954
36,344	Visa, Inc. Class A	8,095,626
32,731	Workday, Inc. Class A*	8,179,150

		119,268,199

Technology Hardware & Equipment – 8.9%
43,122	Amphenol Corp. Class A	3,157,824
247,418	Apple, Inc.	35,009,647

		38,167,471

Transportation – 2.6%
34,625	Union Pacific Corp.	6,786,846
25,241	United Parcel Service, Inc. Class B	4,596,386

		11,383,232

TOTAL COMMON STOCKS (Cost $187,491,028)		$430,740,198

Shares	Dividend Rate	Value

Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
57,557	0.026%	$ 57,557
(Cost $57,557)

TOTAL INVESTMENTS – 100.0% (Cost $187,548,585)		$430,797,755

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		215,016

NET ASSETS – 100.0%		$431,012,771

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—	American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Automobiles & Components – 2.7%
149,436	Ford Motor Co.*	$ 2,116,014
81,867	General Motors Co.*	4,315,209
4,193	Tesla, Inc.*	3,251,588

		9,682,811

Banks – 5.8%
52,643	Citigroup, Inc.	3,694,486
78,894	Citizens Financial Group, Inc.	3,706,440
7,372	JPMorgan Chase & Co.	1,206,723
172,516	KeyCorp	3,729,796
12,985	PacWest Bancorp	588,480
152,480	Regions Financial Corp.	3,249,349
72,628	US Bancorp	4,317,008

		20,492,282

Capital Goods – 4.1%
4,834	AECOM*	305,267
9,468	AMETEK, Inc.	1,174,127
23,443	Caterpillar, Inc.	4,500,353
959	Lennox International, Inc.	282,109
4,710	MasTec, Inc.*	406,379
7,860	Otis Worldwide Corp.	646,721
13,665	Parker-Hannifin Corp.	3,821,007
19,773	Stanley Black & Decker, Inc.	3,466,404

		14,602,367

Commercial & Professional Services – 0.1%
3,645	CoStar Group, Inc.*	313,689
1,673	ManpowerGroup, Inc.	181,152

		494,841

Consumer Durables & Apparel – 0.4%
9,264	PulteGroup, Inc.	425,403
8,246	Ralph Lauren Corp.	915,636

		1,341,039

Consumer Services – 1.6%
1,878	Airbnb, Inc. Class A*	315,034
796	Booking Holdings, Inc.*	1,889,600
4,465	Darden Restaurants, Inc.	676,314
3,139	Marriott Vacations Worldwide Corp.	493,859
8,819	McDonald’s Corp.	2,126,349

		5,501,156

Diversified Financials – 5.2%
14,571	Ally Financial, Inc.	743,850
24,626	Berkshire Hathaway, Inc. Class B*	6,721,420
13,991	Capital One Financial Corp.	2,266,122
13,199	Jefferies Financial Group, Inc.	490,079
10,524	S&P Global, Inc.	4,471,542
76,985	Synchrony Financial	3,763,027

		18,456,040

Energy – 0.3%
4,465	Baker Hughes Co.	110,419
1,791	Diamondback Energy, Inc.	169,554
6,039	EOG Resources, Inc.	484,751

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
11,995	Halliburton Co.	$ 259,332
7,839	Marathon Oil Corp.	107,159

		1,131,215

Food & Staples Retailing – 0.8%
17,177	Walgreens Boots Alliance, Inc.	808,178
13,240	Walmart, Inc.	1,845,391

		2,653,569

Food, Beverage & Tobacco – 2.0%
19,702	Archer-Daniels-Midland Co.	1,182,317
11,915	Monster Beverage Corp.*	1,058,410
51,227	Philip Morris International, Inc.	4,855,807

		7,096,534

Health Care Equipment & Services – 4.9%
2,570	Align Technology, Inc.*	1,710,155
9,793	Becton Dickinson and Co.	2,407,315
11,791	Cigna Corp.	2,360,087
17,410	Dentsply Sirona, Inc.	1,010,651
2,074	Edwards Lifesciences Corp.*	234,798
16,617	HCA Healthcare, Inc.	4,033,278
5,525	Hologic, Inc.*	407,800
1,526	Laboratory Corp. of America Holdings*	429,477
1,644	Teleflex, Inc.	619,048
8,965	UnitedHealth Group, Inc.	3,502,984
3,396	Universal Health Services, Inc. Class B	469,905

		17,185,498

Household & Personal Products – 0.1%
3,168	Colgate-Palmolive Co.	239,437
428	Estee Lauder Cos., Inc. (The) Class A	128,370

		367,807

Insurance – 3.4%
62,661	Arch Capital Group Ltd.*	2,392,397
23,953	Chubb Ltd.	4,155,367
11,134	Globe Life, Inc.	991,260
28,310	Marsh & McLennan Cos., Inc.	4,286,983
2,499	W R Berkley Corp.	182,877

		12,008,884

Materials – 2.7%
16,114	Air Products and Chemicals, Inc.	4,126,957
8,267	Alcoa Corp.*	404,587
40,675	Axalta Coating Systems Ltd.*	1,187,303
20,796	Dow, Inc.	1,197,018
56,308	Freeport-McMoRan, Inc.	1,831,699
1,037	International Flavors & Fragrances, Inc.	138,668
6,344	Westlake Chemical Corp.	578,192

		9,464,424

Media & Entertainment – 10.6%
2,291	Alphabet, Inc. Class A*	6,125,034
4,697	Alphabet, Inc. Class C*	12,518,961

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
2,064	Charter Communications, Inc. Class A*	$ 1,501,684
33,594	Facebook, Inc. Class A*	11,401,468
88,004	News Corp. Class A	2,070,734
1,061	Nexstar Media Group, Inc. Class A	161,230
43,575	Omnicom Group, Inc.	3,157,444
1,901	Walt Disney Co. (The)*	321,592

		37,258,147

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
50,786	AbbVie, Inc.	5,478,286
873	Amgen, Inc.	185,643
2,677	Biogen, Inc.*	757,564
48,441	Gilead Sciences, Inc.	3,383,604
4,808	Incyte Corp.*	330,694
16,629	IQVIA Holdings, Inc.*	3,983,311
47,296	Johnson & Johnson	7,638,304
22,384	Merck & Co., Inc.	1,681,262
2,274	Mettler-Toledo International, Inc.*	3,132,117
6,310	Moderna, Inc.*	2,428,467
3,660	Vertex Pharmaceuticals, Inc.*	663,887
7,964	Zoetis, Inc.	1,546,131

		31,209,270

Real Estate Investment Trusts – 4.9%
89,918	American Homes 4 Rent Class A	3,427,674
19,286	Camden Property Trust	2,844,107
42,513	Equity LifeStyle Properties, Inc.	3,320,265
45,687	First Industrial Realty Trust, Inc.	2,379,379
15,125	Invitation Homes, Inc.	579,741
34,464	Prologis, Inc.	4,322,820
4,432	Simon Property Group, Inc.	576,027

		17,450,013

Retailing – 5.2%
3,464	Amazon.com, Inc.*	11,379,379
12,886	Dick’s Sporting Goods, Inc.	1,543,356
56,497	eBay, Inc.	3,936,146
12,692	Kohl’s Corp.	597,666
1,591	O’Reilly Automotive, Inc.*	972,196

		18,428,743

Semiconductors & Semiconductor Equipment – 2.9%
4,781	Applied Materials, Inc.	615,458
70,644	Intel Corp.	3,763,912
6,691	NVIDIA Corp.	1,386,108
6,357	ON Semiconductor Corp.*	290,960
20,953	Texas Instruments, Inc.	4,027,376

		10,083,814

Software & Services – 22.0%
2,174	Accenture plc Class A	695,506
52,542	Cognizant Technology Solutions Corp. Class A	3,899,142
8,495	DocuSign, Inc.*	2,186,868

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
5,109	EPAM Systems, Inc.*	$ 2,914,582
13,737	Fortinet, Inc.*	4,011,753
12,132	Gartner, Inc.*	3,686,672
1,801	HubSpot, Inc.*	1,217,638
20,764	International Business Machines Corp.	2,884,743
9,016	Intuit, Inc.	4,864,222
85,559	Microsoft Corp.	24,120,793
1,733	MongoDB, Inc.*	817,127
6,692	Palo Alto Networks, Inc.*	3,205,468
25,253	PayPal Holdings, Inc.*	6,571,083
5,182	ServiceNow, Inc.*	3,224,603
581	Synopsys, Inc.*	173,957
9,868	VeriSign, Inc.*	2,023,039
24,793	Visa, Inc. Class A	5,522,641
23,836	VMware, Inc. Class A*	3,544,413
97,616	Western Union Co. (The)	1,973,796

		77,538,046

Technology Hardware & Equipment – 6.0%
128,151	Apple, Inc.	18,133,367
11,195	NetApp, Inc.	1,004,863
33,242	Western Digital Corp.*	1,876,178

		21,014,408

Telecommunication Services – 0.7%
81,199	Liberty Global plc Class C*	2,392,123

Transportation – 2.8%
3,743	AMERCO	2,418,090
133,703	CSX Corp.	3,976,327
10,354	Norfolk Southern Corp.	2,477,195
3,681	United Parcel Service, Inc. Class B	670,310
3,796	XPO Logistics, Inc.*	302,086

		9,844,008

Utilities – 1.3%
34,800	AES Corp. (The)	794,484
7,694	American Electric Power Co., Inc.	624,599
44,713	CMS Energy Corp.	2,670,707
2,091	DTE Energy Co.	233,586
10,901	NRG Energy, Inc.	445,088

		4,768,464

TOTAL INVESTMENTS – 99.3% (Cost $276,874,710)		$350,465,503

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,326,100

NET ASSETS – 100.0%		$352,791,603

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys

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September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$31,137,433	$—
Mortgage-Backed Securities	—	30,982,652	—
Collateralized Mortgage Obligations	—	605,846	—
Commercial Mortgage-Backed Securities	—	726,948	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	36,490,735	—	—
Asset-Backed Securities	—	3,974,264	—
Foreign Government Securities	—	1,756,865	—
Municipal Bonds	—	1,132,013	—
U.S. Government Agency Securities	—	1,062,229	—
Investment Company	1,373,984	—	—
Short-Term Investments	—	1,799,062	—

Total	$37,864,719	$73,177,312	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,211,328)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$50,691	$—
Futures Contracts(a)	12,183	—	—
Credit Default Swaps Contracts(a)	—	246,598	—
Interest Rate Swap Contracts(a)	—	164,146	—
Purchased Options Contracts	—	4,933	—

Total	$12,183	$466,368	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(40,358)	$—
Futures Contracts(a)	(97,701)	—	—
Credit Default Swaps Contracts(a)	—	(2,280)	—
Interest Rate Swap Contracts(a)	—	(137,082)	—
Written Options Contracts	—	(6,043)	—

Total	$(97,701)	$(185,763)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$281,073	$—	$—
Europe	824,104	—	—
North America	198,608,293	—	—

Total	$199,713,470	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(41,719)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

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September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$85,742,868	$—	$—
Investment Companies	192,852,033	—	—

Total	$278,594,901	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$285,684	$—	$—

Liabilities(a)
Futures Contracts	$(4,619,843)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$1,274,024	$—	$—
North America	76,433,859	—	—
Investment Company	294,537	—	—

Total	$78,002,420	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$27,113,346	$—	$—
Mortgage-Backed Securities	—	2,925,086	—
Collateralized Mortgage Obligations	—	13,714,643	—
Commercial Mortgage-Backed Securities	—	800,903	—
Asset-Backed Securities	—	19,736,325	—
Municipal Bond	—	93,664	—
Supranational	—	1,532,392	—
U.S. Government Agency Security	—	1,501,167	—
Investment Company	8,882,876	—	—

Total	$35,996,222	$40,304,180	$—

Derivative Type

Assets(a)
Futures Contracts	$43,708	$—	$—

Liabilities(a)
Futures Contracts	$(8,727)	$—	$—
Interest Rate Swap Contract	—	(148)	—

Total	$(8,727)	$(148)	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Africa	$—	$861,531	$—
Asia	50,755	30,629,136	—
Australia and Oceania	1,009,383	9,969,446	—
Europe	4,449,203	50,195,512	—
North America	442,454	2,458,479	—
South America	—	306,976	—
Securities Lending Reinvestment Vehicle	995,800	—	—

Total	$6,947,595	$94,421,080	$—

Derivative Type

Assets(a)
Futures Contracts	$434	$—	$—

Liabilities(a)
Futures Contracts	$(26,437)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$4,537,122	$—	$—
North America	460,309,632	—	—
Investment Company	1,672,801	—	—

Total	$466,519,555	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$9,615,778	$—	$—
North America	504,163,832	—	—
Investment Company	2,537,134	—	—

Total	$516,316,744	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The International Equity Insights Fund utilizes fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

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September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$11,128,510	$—	$—
Fixed Income Underlying Funds	16,789,826	—	—
Investment Company	513,851	—	—

Total	$28,432,187	$—	$—

Derivative Type

Assets
Purchased Options Contracts	$108,594	$—	$—

Liabilities(a)
Futures Contracts	$(59,235)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Africa	$550,557	$—	$—
Asia	836,964	—	—
Central America	305,249	—	—
Europe	1,044,780	—	—
North America	119,568,951	—	—
Investment Company	756,027	—	—

Total	$123,062,528	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(19,743)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$6,679,468	$—	$—
North America	423,254,115	—	—
South America	806,615	—	—
Investment Company	57,557	—	—

Total	$430,797,755	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$2,392,123	$—	$—
North America	348,073,380	—	—

Total	$350,465,503	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

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September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Strategy Alternatives Portfolio, and Strategic Growth Fund may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, Global Trends Allocation, International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index Fund, Global Trends Allocation Fund, Growth Opportunities Fund, International Equity Insights Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Strategy Alternatives Portfolio, Small Cap Equity Insights Fund, Strategic Growth Fund Insights and U. S. Equity Insights Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

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September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Multi-Strategy Alternatives Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. the Multi-Strategy Alternatives Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Multi-Strategy Alternatives Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Multi-Strategy Alternatives Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund or an Underlying Fund and its investments. Additionally, a Fund and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.